As filed with the Securities and Exchange Commission on December 18, 2002

                                                Securities Act File No. 33-21534

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                ----------------

        [X] Pre-Effective Amendment No. [ ] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                                ----------------

                          ENTERPRISE ACCUMULATION TRUST
               (Exact Name of Registrant as Specified in Charter)
                                 (800) 432-4320
                        (Area Code and Telephone Number)

                            Atlanta Financial Center,
             3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326
                    (Address of Principal Executive Offices)
                             CATHERINE R. MCCLELLAN
                            ATLANTA FINANCIAL CENTER
                            3343 PEACHTREE ROAD, N.E.
                                    SUITE 450
                                ATLANTA, GA 30326
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

                                ----------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                                ----------------

It is proposed that this filing will become effective on ________, 2003 pursuant to Rule 488.

                                ----------------

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value of $0.01 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                          ENTERPRISE ACCUMULATION TRUST
                  MID-CAP GROWTH PORTFOLIO, BALANCED PORTFOLIO
                          EMERGING COUNTRIES PORTFOLIO
                                       AND
                           WORLDWIDE GROWTH PORTFOLIO

                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326

                                ----------------

                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                                ----------------

Dear Shareholders:

         Notice is hereby given that a Joint Special Meeting of the Shareholders (the "Meeting") of the Mid-Cap Growth Portfolio, Balanced Portfolio, Emerging Countries Portfolio and Worldwide Growth Portfolio, each a separate series of Enterprise Accumulation Trust (the "Trust") will be held at 3:30 p.m. Eastern time on February 28, 2002, at the offices of the Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, for the following purposes:

                  1. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Mid-Cap Growth Portfolio series of the Trust will be transferred to the Managed Portfolio, a separate series of the Trust, in exchange for shares of the Managed Portfolio and the Managed Portfolio's assumption of all of the liabilities, if any, of the Mid-Cap Growth Portfolio.

                  2. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Balanced Portfolio series of the Trust will be transferred to the Growth Portfolio, a separate series of the Trust, in exchange for shares of the Growth Portfolio and the Growth Portfolio's assumption of all of the liabilities, if any, of the Balanced Portfolio.

                  3. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Emerging Countries Portfolio series of the Trust will be transferred to the International Growth Portfolio, a separate series of the Trust, in exchange for shares of the International Growth Portfolio and the International Growth Portfolio's assumption of all of the liabilities, if any, of the Emerging Countries Portfolio.

                  4. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Worldwide Growth Portfolio series of the Trust will be transferred to the International Growth Portfolio, a separate series of the Trust, in exchange for shares of the International Growth Portfolio and the International Growth Portfolio's assumption of all of the liabilities, if any, of the Worldwide Growth Portfolio.

                  5. To consider and act upon any other business as may properly come before the Meeting or any adjournment thereof.

         The Board of Trustees of the Trust has fixed the close of business on January 3, 2003, as the record date for determining the number of shares outstanding and the contractholders entitled to provide voting instructions at the Meeting and any adjournments thereof. If you attend the Meeting, you may give voting instructions in person.

                                    Catherine R. McClellan
                                    Secretary

Dated:  January 17, 2002

         Each contractholder should give voting instructions by completing, dating, signing and returning each voting instruction card in the enclosed postage-paid envelope. Contractholders can also provide voting instructions through the internet or by telephone using the "control" number that appears on the enclosed voting instruction card and following the simple instructions.

         The Board of Trustees of the Trust unanimously recommends that the contractholders provide voting instructions to approve the Agreements and Plans of Reorganization that are the subject of this proxy.

                        THE ENTERPRISE ACCUMULATION TRUST
   MID-CAP GROWTH PORTFOLIO, BALANCED PORTFOLIO, EMERGING COUNTRIES PORTFOLIO
                         AND WORLDWIDE GROWTH PORTFOLIO

                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326
                                 1-800-432-4320

                                ----------------

                         PROSPECTUS AND PROXY STATEMENT

                                ----------------

         This Prospectus and Proxy Statement is furnished to you, as a shareholder of one or more of the following series of the Enterprise Accumulation Trust (the "Trust"): the Mid-Cap Growth Portfolio, Balanced Portfolio, Emerging Countries Portfolio and Worldwide Growth Portfolio, for your use in obtaining voting instructions from contractholders on the proposals to be considered at the Joint Special Meeting of Shareholders (the "Meeting"). These Portfolios are holding the Meeting on February 28, 2002 to consider the proposals described in this Prospectus and Proxy Statement.

         The Board of Trustees of the Trust is seeking your approval of a transaction involving your Portfolio. Under the proposal, your Portfolio (the "Acquired Portfolio") would reorganize with another portfolio of the Trust (the "Acquiring Portfolio"), as set forth in the chart below. If you approve this reorganization, you will become a shareholder of the Acquiring Portfolio listed opposite your Portfolio's name.

Acquired Portfolio                           Acquiring Portfolio
Mid-Cap Growth Portfolio                     Managed Portfolio
Balanced Portfolio                           Growth Portfolio
Emerging Countries Portfolio                 International Growth Portfolio
Worldwide Growth Portfolio                   International Growth Portfolio

         The Acquired Portfolios and the Acquiring Portfolios are sometimes collectively referred to herein as the "Portfolios." Each Portfolio's shares of beneficial interest are referred to as "shares."

         This Prospectus and Proxy Statement serves as a prospectus of the Acquiring Portfolios (described above) under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations. Shares of the Portfolios are not offered directly to the public. Instead, shares are presently issued to MONY Life Insurance Company ("MONY") and its affiliate, MONY Life Insurance Company of America ("MONY America") (each, a "Company" and collectively, the "Companies") for allocation to separate accounts established by MONY and MONY America (each, a "Separate Account" and collectively, the "Separate Accounts") to provide benefits to contractholders ("Contractholders") of variable annuity and/or variable life insurance contracts ("Contracts") issued by the Companies.

         The Trust is an open-end series management investment company organized as a Massachusetts business trust.

         Documents containing information about the Portfolios have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available without charge by writing to the address or calling the toll free number set forth below.

         These documents are:

         o The prospectus relating to each series of the Trust, dated May 1, 2002, as supplemented (the "Trust Prospectus").

         o The statement of additional information relating to each series of the Trust, dated May 1, 2002, as supplemented (the "Trust Statement").

         o The Annual Report of each series of the Trust for the year ended December 31, 2001.

         o The Semi-Annual Report of each series of the Trust for the six month period ended June 30, 2002.

         This Prospectus and Proxy Statement sets forth concisely the information about the Acquiring Portfolios that you should know before considering a reorganization and should be retained for future reference. Additional information contained in a statement of additional information relating to this Prospectus and Proxy Statement (the "Statement of Additional Information") is on file with the Commission.

         The Statement of Additional Information is available, without charge, upon request by writing to MONY Group, Inc., Mail Drop 9-34, 1740 Broadway, New York, New York 10019 or by calling toll-free (1-800-487-6669). The Statement of Additional Information dated May 1, 2002 is incorporated by reference into this Prospectus and Proxy Statement.

         The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, the Trust Prospectus, the Trust Statement, the shareholder reports and other information regarding the Portfolios.

         The address of the principal executive offices of the Trust is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, the telephone number is 1-800-432-4320.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS AND PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ----------------

      THE DATE OF THIS PROSPECTUS AND PROXY STATEMENT IS JANUARY 17, 2002.

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
SYNOPSIS..........................................................................................................1
   General........................................................................................................1
   The Proposed Reorganizations...................................................................................1
   Reasons for the Reorganizations................................................................................2
   Fee Tables.....................................................................................................3
   Comparison of the Portfolios...................................................................................5
ALL PORTFOLIOS....................................................................................................7
   Fees...........................................................................................................7
   Purchase of Shares.............................................................................................8
   Redemption of Shares...........................................................................................8
   Dividends and Distributions....................................................................................9
   Federal Income Tax Consequences of Proposed Reorganizations....................................................9
PRINCIPAL RISK FACTORS............................................................................................9
   Mid-Cap Growth Portfolio and Managed Portfolio.................................................................9
   Balanced Portfolio and Growth Portfolio........................................................................9
   Emerging Countries, Worldwide Growth and International Growth Portfolios......................................10
THE PROPOSED TRANSACTIONS........................................................................................10
   General.......................................................................................................10
   Terms of the Plans............................................................................................11
   Reasons for the Reorganizations Considered by the Board.......................................................12
   Tax Considerations............................................................................................13
   Certain Other Comparative Information About the Portfolios....................................................13
   Pro Forma Capitalization......................................................................................14
INFORMATION ABOUT THE ACQUIRED AND ACQUIRING PORTFOLIOS..........................................................15
   Mid-Cap Growth Portfolio......................................................................................15
   Managed Portfolio.............................................................................................16
   Balanced Portfolio............................................................................................17
   Growth Portfolio..............................................................................................19
   Emerging Countries Portfolio..................................................................................20
   Worldwide Growth Portfolio....................................................................................21
   International Growth Portfolio................................................................................22
   2001 Performance Review of the Portfolios.....................................................................24
   Additional Information about the Portfolios' Investments and Risks............................................31
   Initial Public Offerings......................................................................................31
   Higher-Risk Securities and Practices..........................................................................31
   Investment Adviser and Portfolio Managers.....................................................................34
   The Investment Adviser........................................................................................34
   The Portfolio Managers........................................................................................34
   Account Information...........................................................................................35
   Reports To Contractholders....................................................................................36
   Transaction and Account Policies..............................................................................36
   Dividends, Distributions and Taxes............................................................................36
   Financial Highlights..........................................................................................36
   Additional Information........................................................................................40
VOTING INFORMATION...............................................................................................40
SHAREHOLDERS' PROPOSALS..........................................................................................43
APPENDIX A -- Agreement and Plan of Reorganization..............................................................A-1
APPENDIX B -- Agreement and Plan of Reorganization..............................................................B-1
APPENDIX C -- Agreement and Plan of Reorganization..............................................................C-1

                                    SYNOPSIS

         The following synopsis is a summary of certain information contained elsewhere in this Prospectus and Proxy Statement, as well as in the Agreement and Plan of Reorganization relating to each Acquired Portfolio and Acquiring Portfolio (each, a "Plan"). This Synopsis is qualified by reference to the more complete information contained herein and in the forms of the Plans, attached hereto as Appendices A, B and C. Shareholders should read the entire Prospectus and Proxy Statement carefully.

General

         This Prospectus and Proxy Statement is furnished by the Board of Trustees of the Trust (the "Board") in connection with the solicitation of Proxies for use at the Meeting to be held at 3:30 p.m., Eastern time, on February 28, 2002 at the offices of the Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. The approximate mailing date of this Prospectus and Statement of Additional Information is January 17, 2002.

         The shareholders solicited and entitled to vote on Proposals 1 through 4 of this Prospectus and Proxy Statement are outlined in the following table:

                               Proposal                                  Portfolio
1.   Approval of Plan relating to the Mid-Cap Growth Portfolio and
     the Managed Portfolio ("Mid-Cap Plan").......................       Mid-Cap Growth Portfolio

2.   Approval of Plan relating to the Balanced Portfolio and the
     Growth Portfolio ("Balanced Plan")...........................       Balanced Portfolio

3.   Approval of Plan relating to the Emerging Countries Portfolio and the International Growth Portfolio ("Emerging Countries
     Plan").......................................................       Emerging Countries Portfolio

4.   Approval of Plan relating to the Worldwide Growth Portfolio and the International Growth Portfolio ("Worldwide Growth
     Plan," and together with the Emerging Countries Plan, the
     "International Plans").......................................       Worldwide Growth Portfolio

         A copy of the Mid-Cap Plan is attached to this Prospectus and Proxy Statement as Appendix A, a copy of the Balanced Plan is attached to this Prospectus and Proxy Statement as Appendix B and a copy of the International Plans is attached to this Prospectus and Proxy Statement as Appendix C.

         Approval of the Plans by the shareholders of the Acquiring Portfolios is not required and the foregoing plans are not being submitted for their approval.

The Proposed Reorganizations

         If shareholders approve their Portfolio's transaction through which each Acquired Portfolio will be acquired by the corresponding Acquiring Portfolio, and shareholders of an Acquired Portfolio will become shareholders of the corresponding Acquiring Portfolio (the "Reorganization") and the Reorganization takes place:

         o The Acquiring Portfolio will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Portfolio;

         o Shareholders of the Acquired Portfolio will become shareholders of the Acquiring Portfolio;

         o Shareholders holding shares of the Acquired Portfolio will receive shares of the Acquiring Portfolio; and

         o Shares of the Acquiring Portfolio received by shareholders of the Acquired Portfolio will have the same aggregate net asset value as the shares of the Acquired Portfolio held immediately prior to the Reorganization.

         Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

Reasons for the Reorganizations

         On November 12, 2002, the Board approved each Reorganization, subject to shareholder approval. The Board, including a majority of the Board who are not "interested persons," within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), of the Trust ("Independent Trustees"), has determined that each Reorganization is in the best interest of the respective Acquired Portfolio and its shareholders. In addition, the Board, including a majority of the Independent Trustees, has determined that the interests of existing shareholders of each Acquired Portfolio will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Shares of the Acquiring Portfolio of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of its shares of the Acquired Portfolio outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of the Reorganizations, a shareholder of an Acquired Portfolio may receive Shares of the Acquiring Portfolio which represent a smaller percentage of ownership in the respective Acquiring Portfolio than it held in that Acquired Portfolio prior to the respective Reorganization, the total dollar value of the shares will be the same.

         The Board unanimously recommends that you vote for the Plan relating to the Reorganization involving your Portfolio. The Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:

         o the relative past and current growth in assets, historical investment performance and perceived future prospects of each of the Portfolios;

         o the inability of the Acquired Portfolios to attract significant assets;

         o the fees and expenses of the Acquired Portfolios, the Acquiring Portfolios and the Combined Portfolios, including the expense reimbursement arrangements currently in place and the possibility that they will be changed or terminated; and

         o potential benefits to shareholders likely to result from the respective reorganization, such as the potential for reduced operating expenses over time due to economies of scale.

For a more detailed discussion of the factors considered by the board in approving the reorganizations, see "Reasons for the Reorganizations Considered by the Board" below.

         If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur during the first calendar quarter of 2003, provided that the Trust has obtained prior to that time an opinion of PricewaterhouseCoopers LLP ("PWC"), independent auditors of the Trust, concerning the tax consequences of the Reorganizations as set forth in the respective Plans. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Portfolios, at any time prior to the Closing Date (as defined herein), (i) by approval of the Board; (ii) by an Acquired Portfolio if any condition to such Acquired Portfolio's obligations has not been fulfilled or waived; or (iii) by an Acquiring Portfolio if any condition to such Acquiring Portfolio's obligations has not been fulfilled or waived.

                                   Fee Tables

Actual Fee Tables for shareholders of each of the Acquired Portfolios and each of the Acquiring Portfolios and Pro Forma Fee Table for each of the Combined Portfolios (as of June 30, 2002). Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Portfolios for information regarding fees and expenses relating to the contract or policy.

All Portfolios and Pro Forma Combined Portfolios

Shareholder Fees
(Fees Paid Directly From Your Investment)
----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage
    of offering price)..........................................     None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset
    value)......................................................     None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.....     None

Mid-Cap Growth Portfolio and Managed Portfolio

                                                    Mid-Cap Growth                             Pro Forma Combined*
Annual Portfolio Operating Expenses                    Portfolio        Managed Portfolio       Managed Portfolio
(Paid Indirectly If You Hold Portfolio Shares)          Shares               Shares                  Shares
---------------------------------------------           ------               ------                  ------
Investment Advisory Fees......................           0.75%                0.76%                   0.76%
Distribution (12b-1) Fees.....................           None                 None                    None
Other Expenses................................           1.27                 0.11                    0.11
Total Annual Portfolio Operating Expenses.....           2.02                 0.87                    0.87
Less Expense Reimbursement....................          (0.87)                  --                      --
Net Annual Portfolio Operating Expenses.......           1.15                 0.87                    0.87

-----------
* The expenses for the Combined Managed Portfolio represent the estimated annualized expenses assuming the Reorganization had been completed as of June 30, 2002.

         The examples set forth below show the expenses that an investor in each of the Mid-Cap Growth Portfolio and Managed Portfolio, as well as in the combined portfolio on a pro forma basis (estimated) would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above. The examples take into account only the fees and expenses of the Portfolios. The examples do not take into account the fees and expenses imposed by the insurance companies that write the variable annuity contracts and variable life insurance policies, which are described in the applicable contract's or policy's prospectus.

         The example assumes that you invest $10,000 in the relevant Portfolio for the time periods indicated. The example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Portfolio would be:

Example                                                1 Year     3 Years      5 Years      10 Years
-------                                                ------     -------      -------      --------
     Mid-Cap Growth Portfolio........................  $ 205      $  634       $  1,088     $ 2,348
                                                       --------   --------     ---------    --------
     Managed Portfolio...............................  $  89      $  278       $    482     $ 1,073
                                                       --------   --------     ---------    --------
     Pro Forma Combined Managed Portfolio*...........  $  89      $  278       $    482     $ 1,073
                                                       --------   --------     ---------    --------

-----------
* The expenses for the Combined Managed Portfolio represent the estimated annualized expenses assuming the Reorganization had been completed as of June 30, 2002.

Balanced Portfolio and Growth Portfolio

                                                                               Growth          Pro Forma Combined*
Annual Portfolio Operating Expenses                 Balanced Portfolio        Portfolio          Growth Portfolio
(Paid Indirectly If You Hold Portfolio Shares)            Shares               Shares                 Shares
---------------------------------------------             ------               ------                 ------
Investment Advisory Fees....................               0.75%                0.75%                  0.75%
Distribution (12b-1) Fee....................               None                 None                   None
Other Expenses..............................               0.13                 0.09                   0.09
Total Annual Portfolio Operating Expenses...               0.88                 0.84                   0.84
-----------

-----------
* The expenses for the Combined Portfolio represent the estimated annualized expenses assuming the Reorganization had been completed as of June 30, 2002.

         The examples set forth below show the expenses that an investor in each of the Balanced Portfolio and Growth Portfolio, as well as in the combined portfolio on a pro forma basis (estimated) would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above. The examples take into account only the fees and expenses of the Portfolios. The examples do not take into account the fees and expenses imposed by the insurance companies that write the variable annuity contracts and variable life insurance policies, which are described in the applicable contract's or policy's prospectus.

         The example assumes that you invest $10,000 in the relevant Portfolio for the time periods indicated. The example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Portfolio would be:

Example                                                1 Year     3 Years      5 Years      10 Years
-------                                                ------     -------      -------      --------
     Balanced Portfolio..............................  $  90      $  281       $    488     $ 1,084
                                                       --------   --------     ---------    --------
     Growth Portfolio................................  $  86      $  268       $    466     $ 1,037
                                                       --------   --------     ---------    --------
     Pro Forma Combined Growth Portfolio*............  $  86      $  268       $    466     $ 1,037
                                                       --------   --------     ---------    --------

-----------
* The expenses for the Combined Growth Portfolio represent the estimated annualized expenses assuming the Reorganization had been completed as of June 30, 2002.

Emerging Countries, Worldwide Growth and International Growth Portfolios

                                                                                                  Pro Forma
                                               Emerging       Worldwide       International       Combined*
                                               Countries       Growth            Growth          International
Annual Portfolio Operation Expenses            Portfolio      Portfolio         Portfolio     Growth Portfolio
(Paid Indirectly If You Hold Portfolio Shares)  Shares         Shares            Shares            Shares
---------------------------------------------   ------         ------            ------            ------
Investment Advisory Fees.............           1.25%           1.00%             0.85%             0.85%
Distribution (12b-1) Fees............           None            None              None              None
Other Expenses.......................           8.54            7.37              0.27              0.27
Total Annual Portfolio Operating Expenses       9.79            8.37              1.12              1.12
Less Expense Reimbursement...................  (7.99)          (6.97)              --                --
Net Annual Portfolio Operating Expenses......   1.80            1.40              1.12              1.12

-----------
* The expenses for the Combined Growth Portfolio represent the estimated annualized expenses assuming the Reorganization had been completed as of June 30, 2002.


         The examples set forth below show the expenses that an investor in each of the Emerging Countries, Worldwide Growth and International Growth Portfolios, as well as in the combined portfolio on a pro forma basis (estimated) would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above. The examples take into account only the fees and expenses of the Portfolios. The examples do not take into account the fees and expenses imposed by the insurance companies that write the variable annuity contracts and variable life insurance policies, which are described in the applicable contract's or policy's prospectus.

         The example assumes that you invest $10,000 in the relevant Portfolio for the time periods indicated. The example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Portfolio would be:

Example                                                          1 Year        3 Years       5 Years       10 Years
-------                                                          ------        -------       -------       --------
     Emerging Countries Portfolio.......................         $  956        $  2,732      $  4,341      $ 7,738
                                                                 ---------     ---------     ---------     --------
     Worldwide Growth Portfolio.........................         $  823        $  2,386      $  3,846      $ 7,087
                                                                 ---------     ---------     ---------     --------
     International Growth Portfolio.....................         $  114        $    356      $    617      $ 1,363
                                                                 ---------     ---------     ---------     --------
     Pro Forma Combined International Growth Portfolio*.         $  114        $    356      $    617      $ 1,363
                                                                 ---------     ---------     ---------     --------

-----------

* The expenses for the Combined International Growth Portfolio represent the estimated annualized expenses assuming the Reorganization had been completed as of June 30, 2002.

Comparison of the Portfolios

         A discussion of the investment objectives and principal investment policies of the Portfolios is set forth below. The investment objective of each of the Portfolios is fundamental and may not be changed without shareholder approval.

Mid-Cap Growth and Managed Portfolios

         Investment Objectives and Policies

         The investment objective of the Mid-Cap Growth Portfolio is long-term capital appreciation. The investment objective of the Managed Portfolio is growth of capital over time. Normally, the Mid-Cap Growth Portfolio invests at least 80% of its net assets (plus any borrowings or investment purposes) in common stocks of mid-sized companies. Mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Portfolio. The Managed Portfolio's equity investments are primarily large-cap companies, however the Portfolio may invest in companies of any size.

         While the Mid-Cap Growth Portfolio invests primarily in equity securities, the Managed Fund normally invests 65% of its assets in equity securities, 30% of its assets in fixed income securities and 5% of its assets in cash and cash equivalents. The allocation of the Managed Portfolio's asset among the different types of permitted investments varies from time to time based upon the Portfolio Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. The Portfolio Manager of the Managed Portfolio has discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%, such that equities could range from 50% to 80%, fixed income securities could range from 15% to 45%, and cash and cash equivalents could range from 0% to 10% of Portfolio assets.

         The Mid-Cap Growth Portfolio's Portfolio Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Portfolio Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

         The strategy for the equity portion of the Managed Portfolio is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Managed Portfolio include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The bonds in which the Portfolio may invest will be primarily government and government agency securities, investment grade corporate debt securities, asset-backed securities and mortgage-backed securities.

         Neither Portfolio has a specific income objective. Both Portfolios may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Balanced and Growth Portfolios

         Investment Objectives and Policies

         The Balanced Portfolio's investment objective is long-term total return. The Growth Portfolio's investment objective is capital appreciation. While the Growth Portfolio invests primarily in equity securities, the Balanced Portfolio invests in a combination of equity, fixed income and short-term securities. Generally, between 55% and 75% of the Balanced Portfolio's total assets are invested in equity securities. The portfolio allocation will vary based upon the Portfolio Manager's assessment of the return potential of each asset class.

         The Growth Portfolio's Portfolio Manager combines growth and value style investing by investing in companies with long-term earnings potential that are selling at a discount to their estimated long-term value. For equity investments, the Portfolio Manager of the Balanced Portfolio uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average growth; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; positions as (or the potential to become) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Portfolio Manager of the Balanced Portfolio seeks to maintain the Portfolio's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index, and invests in securities with an "A" or better rating.

         Both Portfolios may invest up to 20% of their assets in foreign securities. Both Portfolios may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Emerging Countries, Worldwide Growth and International Growth Portfolios

         Investment Objectives and Policies

         The International Growth Portfolio's investment objective is capital appreciation. The International Growth Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. equity securities that the Portfolio Manager believes are undervalued. The Portfolio Manager uses an approach that involves "top-down" country allocation combined with "bottom-up" stock selection. The Portfolio Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Portfolio Manager diversifies investments among European, Australian and Far East ("EAFE") markets. The International Growth Portfolio may also invest in emerging market securities.

         The Emerging Countries Portfolio's investment objective is long-term capital appreciation. The Emerging Countries Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign companies located in at least three countries with emerging securities markets (countries that have an emerging stock market as defined by the International Finance Corporation). The Portfolio Manager further considers whether a market is less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. In the opinion of the Portfolio Manager, these are markets that have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors. The Portfolio Manager currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets. The Portfolio Manager seeks out growth companies that are in the early stages of development and that it believes are undergoing a basic change in operations.

         The Worldwide Growth Portfolio's investment objective is long-term capital appreciation. The Worldwide Growth Portfolio invests primarily in equity securities of foreign and domestic companies, and normally it will invest at least 65% of its total assets in securities of companies that are located in at least three different countries, including countries with emerging securities markets.

         Like the International Growth Portfolio, the Portfolio Manager of the Emerging Countries and Worldwide Growth Portfolios focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Portfolio Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Portfolio Manager considers whether to sell a particular security when any of these factors change. The Portfolio Manager of the Emerging Countries and Worldwide Growth Portfolios will allocate assets among securities of companies in countries that it expects to provide the best opportunities for meeting each Portfolio's investment objective.

         Each of the International Growth, Emerging Growth and Worldwide Growth Portfolios may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of each such Portfolio's total assets, including collateral received for securities lent.

                                 ALL PORTFOLIOS

Fees

     Investment Advisory Fees. Enterprise Capital Management, Inc., the investment adviser of each Portfolio (the "Adviser"), is a subsidiary of MONY Life Insurance Company ("MONY"), and is a second-tier subsidiary of The MONY Group Inc. The Adviser is compensated, pursuant to an investment advisory agreement with the Trust as follows:

Mid-Cap Growth Portfolio..........................................       0.75%
Managed Portfolio.................................................       0.80% for the first $400 million
                                                                         0.75% for the next $400 million
                                                                         0.70% over $800 million
Balanced Portfolio................................................       0.75%
Growth Portfolio..................................................       0.75%
Emerging Countries Portfolio......................................       1.25%
Worldwide Growth Portfolio........................................       1.00%
International Growth Portfolio....................................       0.85%

         The advisory fee rate payable by each Combined Portfolio after the consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Portfolios.

         The Commission has issued an exemptive order with respect to the Trust, on behalf of each Acquired Portfolio and each Acquiring Portfolio, that permits the Adviser to enter into or amend agreements with Portfolio Managers ("Portfolio Manager Agreements") without obtaining shareholder approval each time. The exemptive order permits the Adviser, with Board approval, to employ new Portfolio Managers for the Portfolios, change the terms of the Portfolio Manager Agreements or enter into a new agreement with the Portfolio Managers. Shareholders of a Portfolio have the right to terminate an Agreement with a Portfolio Manager at any time by a vote of the majority of the outstanding voting securities of such Portfolio. The Adviser compensates the Portfolio Managers at no additional cost to the Portfolios or their shareholders. Under the respective Portfolio Manager Agreements, the Adviser pays the Portfolio Managers as follows:

Mid-Cap Growth Portfolio                0.4375% for assets under management up
    Nicholas-Applegate                  to $50 million; 0.375% on the next $450
    Capital Management                  million; 0.3375% on the next $500
    ("Nicholas-Applegate")              million; 0.325% thereafter.

    Managed Portfolio                   0.40% for assets under management up to
      Wellington Management             $500 million; 0.35% of the next $500
      Company, LLP                      million; 0.30% of the next $1 billion;
      ("Wellington")                    and 0.25% in excess of $2 billion.

    Balanced Portfolio                  0.30% for assets under management up to
      Montag & Caldwell, Inc.           $100 million; 0.25% for assets from $100
      ("Montag & Caldwell")             million to $200 million; and 0.20% for
                                        assets greater than $200 million.

    Growth Portfolio                    0.30% for assets under management up to
      Montag & Caldwell                 $1 billion; 0.20% thereafter.

    Emerging Countries Portfolio        0.6875% on the first $50 million;
      Nicholas-Applegate                0.6250% thereafter.

    Worldwide Growth Portfolio          0.5375% for assets under management up
      Nicholas-Applegate                to $50 million and 0.50% on the next
                                        $450 million; 0.45% on the next $500
                                        million and 0.425% thereafter.

    International Growth Portfolio      0.40% for assets under management up to
      SSga Funds Management, Inc.       $100 million and 0.35% for assets under
      ("SSga")                          management from $100 million to $200
                                        million; 0.30% for assets from $200
                                        million to $500 million and 0.25%
                                        thereafter.

Purchase of Shares

         Investments in a Portfolio may be made only by the Separate Accounts. Persons desiring to purchase Contracts funded by any Portfolio or Portfolios of the Trust should also read the prospectus of the Contract(s).

         Shares of each Portfolio of the Trust are offered to the Separate Accounts without sales charge at the respective net asset values of the Portfolios next determined after receipt by the Trust of the purchase payment. Certificates representing shares of the Trust or any of its Portfolios will not be issued. Enterprise Portfolio Distributors, Inc. (the "Distributor") acts without remuneration from the Trust as the exclusive distributor of the Trust's shares. The principal executive office of the Distributor is located at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326-1022.

Redemption of Shares

         Shares of any Portfolio of the Trust can be redeemed by the Separate Accounts at any time for cash, at the net asset value next determined after receipt of the redemption request in proper form. The market value of the securities in each of the Portfolios is subject to daily fluctuation and the net asset value of each Portfolio's shares will fluctuate accordingly. The redemption value of the Portfolio's shares may be either more or less than the original cost to the Separate Account. Payment for redeemed shares is ordinarily made within seven days after receipt by the Trust's transfer agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the Commission; (2) an emergency, as defined by the Commission, exists making trading of Portfolio securities or valuation of net assets not reasonably practicable; or (3) the Commission has by order permitted such suspension or delay.

Dividends and Distributions

         Each Portfolio declares and pays distributions of capital gains, if any, at least once per calendar year. Unless notified otherwise, dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Portfolio on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions.

Federal Income Tax Consequences of Proposed Reorganizations

         It is a condition to the proposed Reorganizations that the Acquired Portfolios shall have received on the closing date an opinion of PWC, the independent auditors of the Trust, to the effect that each proposed Reorganization will constitute a tax-free reorganization within the meaning of
Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and that accordingly, (i) no gain or loss will be recognized by the Acquired Portfolios upon the transfer of assets solely in return for shares of the Acquiring Portfolios and their assumption of liabilities, if any, or to shareholders of the Acquired Portfolios upon their receipt of shares of the respective Acquiring Portfolios; (ii) the tax basis in the shares of the Acquiring Portfolios received by shareholders will be the same as their tax basis in the shares of the Acquired Portfolios to be actually or constructively surrendered in exchange therefor; and (iii) the holding period of the shares of the Acquiring Portfolios to be received pursuant to the Reorganizations will include the period during which the shares of the Acquired Portfolios actually or constructively surrendered in exchange therefor were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange. See "The Proposed Transaction -- Tax Considerations."

                             PRINCIPAL RISK FACTORS

Mid-Cap Growth Portfolio and Managed Portfolio

         Both Portfolios invest in equity securities of U.S. companies. As a result, the Portfolios are subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Mid-Cap Growth Portfolio invests in mid-capitalization companies, while the Managed Portfolio may invest in companies of any size, though its equity investments are primarily in large capitalization companies. Because the Mid-Cap Growth Portfolio invests primarily in mid-capitalization companies, it is subject to the risks that such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

         While the Mid-Cap Growth Portfolio invests primarily in equity securities and is subject to the risks described above, the Managed Portfolio also invests in debt securities, which are subject to the risk that the prices of the debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal.

         Each Portfolio may lend on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. If the Portfolios lend securities, there is a risk that the securities will not be available to the Portfolios on a timely basis, and the Portfolios, therefore, may lose the opportunity to sell the securities at a desirable price. Further, Portfolio Managers of both Portfolios expect a high portfolio turnover rate, which means that the Portfolios are likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance.

Balanced Portfolio and Growth Portfolio

         The Balanced Portfolio and Growth Portfolio have similar risks. Both Portfolios invest primarily in equity securities of U.S. companies. As a result, the Balanced and Growth Portfolios are subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in these Portfolios.

         The Balanced Portfolio also invests in debt securities, which may decline in value if interest rates rise. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to events related to the issuer as well as to general economic or governmental events.

         However, because the Balanced Portfolio invests at least 25% of its total assets in fixed income debt securities that are of high quality, the Balanced Portfolio may offer less risk than the Growth Portfolio.

         Each Portfolio may lend on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. If the Portfolios lend securities, there is a risk that the securities will not be available to the Portfolios on a timely basis, and the Portfolios, therefore, may lose the opportunity to sell the securities at a desirable price.

Emerging Countries, Worldwide Growth and International Growth Portfolios

         The Emerging Countries, Worldwide Growth and International Growth Portfolios invest primarily in equity securities. Therefore, they are subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in these Portfolios. In addition, the Portfolios each invest primarily in foreign securities, including emerging market securities. Investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks and are generally riskier than other types of foreign investments. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid and/or other assistance. This is a primary risk of the Emerging Countries Portfolio. Each of these Portfolios may also lend securities which involve a risk that the securities will not be available to these Portfolios on a timely basis, and the Portfolios, therefore, may lose the opportunity to sell the securities at a desirable price.

         Each Portfolio may lend on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. If the Portfolios lend securities, there is a risk that the securities will not be available to the Portfolios on a timely basis, and the Portfolios, therefore, may lose the opportunity to sell the securities at a desirable price. The Emerging Growth and Worldwide Growth Portfolios expect a high portfolio turnover, and are therefore likely to generate more taxable short-term gains for shareholders. In addition, the higher transactional and brokerage costs associated with high portfolio turnover may have an effect on these Portfolios' performance.

                            THE PROPOSED TRANSACTIONS

General

         Under each Plan, the applicable Acquiring Portfolio will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Portfolio solely in exchange for an equal aggregate value of Shares of the Acquiring Portfolio of such Acquiring Portfolio. Upon receipt by an Acquired Portfolio of Shares of the Acquiring Portfolio, such Acquired Portfolio will distribute the Shares to its shareholders. All issued and outstanding shares of the Acquired Portfolios will be cancelled, and each Acquired Portfolio's existence as a separate series of the Trust will be terminated as soon as practicable following consummation of the respective Reorganization.

         Generally, the assets transferred by an Acquired Portfolio to the respective Acquiring Portfolio will include all investments of such Acquired Portfolio held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Portfolio as of such time. It is anticipated that assets transferred by an Acquired Portfolio to the respective Acquiring Portfolio that do not meet the investment objective will be liquidated and the proceeds used to invest within the Acquiring Portfolio objective.

         Each Acquired Portfolio will distribute the Shares of the Acquiring Portfolio received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Portfolio. The Shares of the Acquiring Portfolio received by an Acquired Portfolio's shareholders will have the same aggregate net asset value as each such shareholders' interest in such Acquired Portfolio as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

         Since the Shares of the Acquiring Portfolio will be issued at net asset value in exchange for the net assets of an Acquired Portfolio having a value equal to the aggregate net asset value of the shares of such Acquired Portfolio as of the Valuation Time, the net asset value per share of the respective Acquiring Portfolio should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Portfolios or the Acquiring Portfolios immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Portfolio would hold a smaller percentage of ownership in the respective Acquiring Portfolio than he or she did in the Acquired Portfolio prior to the Reorganizations. In addition, a shareholder of an Acquired Portfolio may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

         If the shareholders of the Acquired Portfolios approve the Reorganizations at the Meeting and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the first calendar quarter of 2003. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Portfolio's shareholders do not approve the respective Reorganization, the Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

         The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, forms of which are attached hereto as Appendices A, B and C.

         Valuation of Assets and Liabilities

         The respective assets and liabilities of the Acquired Portfolios and the Acquiring Portfolios will be valued as of the Valuation Time. The assets in each Portfolio will be valued according to the procedures set forth under "Transaction and Account Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Trust Prospectus and Trust Statement. Purchase orders for an Acquired Portfolio's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Portfolio for purposes of the respective Reorganization; redemption requests with respect to an Acquired Portfolio's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Portfolio for purposes of the respective Reorganization.

         Issuance and Distribution of Shares of the Acquiring Portfolio

         On the Closing Date (as defined in the Plans), each Acquiring Portfolio will issue to the respective Acquired Portfolio a number of full and fractional Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Portfolio as of the Valuation Time. Each Acquired Portfolio will then distribute the Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Portfolio. The Shares received by an Acquired Portfolio's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Portfolio as of the Valuation Time.

         Expenses

         All costs of the Reorganizations will be borne by the Adviser or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Portfolios or their shareholders.

         Required Approvals

         The Declaration of Trust of the Trust (as amended to date) requires approval of each Reorganization by the affirmative vote of a majority of the shares represented at the meeting in person or by proxy of the respective Acquired Portfolio and entitled to vote.

         Amendments and Conditions

         The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Portfolio and Acquiring Portfolio pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Portfolio's shareholders, the receipt of an opinion as to tax matters and the confirmation by the respective Acquired Portfolio and Acquiring Portfolio of the continuing accuracy of their respective representations and warranties contained in such Plan.

         Termination, Postponement and Waivers

         Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Portfolio's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by approval of the Board; (ii) by an Acquired Portfolio if any condition to such Acquired Portfolio's obligations has not been fulfilled or waived; or (iii) by an Acquiring Portfolio if any condition to such Acquiring Portfolio's obligations has not been fulfilled or waived.

Reasons for the Reorganizations Considered by the Board

         The Board of the Trust, including the Independent Trustees, has determined that the interests of the Acquired Portfolio's shareholders will not be diluted as a result of the proposed transactions and that the proposed transactions are in the best interests of the shareholders of each Acquired Portfolio.

         The Board of the Trust based its decision to approve the Plans on an inquiry into a number of factors, including the following:

               (1) the relative compatibility of the investment objectives and certain strategies of each of the Acquiring Portfolios with the respective Acquired Portfolios;

               (2) the relative past and current growth in assets, historical investment performance and perceived future prospects of each of the Portfolios;

               (3) the inability of the Acquired Portfolios to attract significant assets;

               (4) the fees and expenses of the Acquired Portfolios, the Acquiring Portfolios and the Combined Portfolios, including the expense reimbursement arrangements currently in place and the possibility that they will be changed or terminated;

               (6) the costs of the Reorganizations, which will be paid for by the Adviser;

               (7) the potential benefits to the shareholders likely to result from the respective Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

               (8) other alternatives to the Reorganizations, including the continuance of each Acquired Portfolio in its present form, a change of Portfolio Manager or investment objective of each Acquired Portfolio or a termination of the Acquired Portfolios with the distribution of the cash proceeds to their respective Portfolio shareholders.

         If any of the Plans are not approved by shareholders of the Acquired Portfolios, the Trust's Trustees may consider other appropriate action, such as the termination of the Acquired Portfolio whose Plan is not approved or a merger or other business combination of such Acquired Portfolio with an investment company other than the Acquiring Portfolio in the respective proposed Reorganization.

Tax Considerations

         It is a condition to the closing of the Reorganizations that the Acquired Portfolios will each have received an opinion on the Closing Date from PWC to the effect that (1) the proposed transactions described above will constitute reorganizations within the meaning of Section 368(a) of the Internal Revenue Code; (2) no gain or loss will be recognized by shareholders of an Acquired Portfolio upon (actual or constructive) exchange of shares of the Acquired Portfolio for Shares of an Acquiring Portfolio; (3) no gain or loss will be recognized by an Acquired Portfolio upon the transfer of its assets to an Acquiring Portfolio in exchange solely for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities, if any, and the subsequent distribution of those shares to the Acquired Portfolio's shareholders in liquidation thereof; (4) no gain or loss will be recognized by an Acquiring Portfolio upon the receipt of such assets in exchange solely for such Acquiring Portfolio's shares and its assumption of the Acquired Portfolio's liabilities, if any; (5) an Acquiring Portfolio's basis in the assets received pursuant to the Reorganization will be the same as the basis thereof in the hands of the Acquired Portfolio immediately before the Reorganization, and the holding period of those assets in the hands of the Acquiring Portfolio will include the holding period thereof in the Acquired Portfolio's hands immediately before the Reorganization; (6) an Acquired Portfolio's shareholders' basis for the shares of an Acquiring Portfolio to be received by them pursuant to the Reorganization will in the aggregate be the same as their basis in the shares of the Acquired Portfolio (actually or constructively) surrendered in exchange therefor; (7) the holding period of the shares of an Acquiring Portfolio to be received by the shareholders of an Acquired Portfolio pursuant to the Reorganization will include the period during which the shares of the Acquired Portfolio (actually or constructively) surrendered in exchange therefor were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange; and (8) each Acquired Portfolio and Acquiring Portfolio will be a "party to a reorganization" as defined in Internal Revenue Code Section 368(b). It should be noted that no rulings have been sought from the Internal Revenue Service ("IRS") and that an opinion of PWC is not binding on the IRS or any court. If the IRS were to successfully assert that a proposed transaction is taxable, then the proposed transaction would be treated as a taxable sale of the Acquired Portfolio's assets to the Acquiring Portfolio followed by the taxable liquidation of the Acquired Portfolio, and shareholders of the Acquired Portfolio would recognize gain or loss as a result of such transaction. The Acquiring Portfolio will be the accounting survivor for tax purposes.

         To the extent an Acquiring Portfolio has unrealized capital gains at the time of its Reorganization, the respective Acquired Portfolio's shareholders may incur taxable gains in the year that such Acquiring Portfolio realizes and distributes those gains. This will result notwithstanding that the unrealized gains were reflected in the price of such Acquiring Portfolio's shares at the time they were exchanged for assets of such Acquired Portfolio in such Reorganization. Conversely, shareholders of an Acquiring Portfolio will share in unrealized capital gains of its respective Acquired Portfolio after their respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

         To the extent that an Acquired Portfolio has loss carryforwards at the time of its Reorganization, the Acquired Portfolio's shareholders may not be able to benefit from such loss carryforwards after the Reorganization.

         Shareholders should consult their tax advisors regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to United States federal income tax consequences, shareholders also should consult their tax advisors as to the non-United States, state, local and other tax consequences of the Reorganizations.

Certain Other Comparative Information About the Portfolios

         The Portfolios are each a separate series of the Trust, a Massachusetts business trust. The rights of the shareholders of each Portfolio are governed by the Trust's Declaration of Trust, By-Laws and the law of the Commonwealth of Massachusetts.

         Organization of the Trust. When issued, shares are fully paid and have no preemptive, conversion or other subscription rights. The shares of beneficial interest of the Trust, $0.01 par value, are divided into 20 separate series, including each of the above Portfolios. The shares of each series are freely-transferrable and equal as to earnings, assets and voting privileges with all other shares of that series. Upon liquidation of the Trust or any Portfolio, shareholders of a Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to shareholders after all debt and expenses have been paid. The shares do not have cumulative voting rights.

         The Trust's Board of Trustees, whose responsibilities are comparable to those of directors of a Massachusetts corporation, is empowered to issue additional classes of shares, which classes may either be identical except as to dividends or may have separate assets and liabilities; classes having separate assets and liabilities are referred to as "series." The creation of additional series and offering of their shares (the proceeds of which would be invested in separate, independently managed Portfolios with distinct investment objectives, policies and restrictions) would not affect the interests of the current shareholders in the existing Portfolios.

         Shareholder Meetings and Voting Rights. The Trust does not intend to hold annual meetings of shareholders. However, the Board of Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon written request of the record holders of at least 10% of the outstanding shares of the Trust or as may be required by applicable laws or the Declaration of Trust pursuant to which the Trust has been organized.

         For matters relating to all the series of the Trust and affecting all the series in the same manner, shareholders of all the series of the Trust are entitled to vote. For matters affecting only one series, only the shareholders of that series are entitled to vote. For matters relating to all the series but affecting the series differently, separate votes by series are required. To the extent required by law, the Separate Accounts, which are the shareholders of the Portfolio, will vote the shares of the Trust, or any Portfolio of the Trust, held in the Separate Accounts in accordance with instructions from Contractholders. Shares for which no instructions are received from Contractholders, as well as shares which the Adviser or its parent, MONY, may own, will be voted in the same proportion as shares for which instructions are received.

Pro Forma Capitalization

         The following table shows the capitalization of each Acquired Portfolio and each Acquiring Portfolio as of June 30, 2002 and the pro forma estimated combined capitalization as if the Reorganization had occurred on that date.

                                                                                                  Pro Forma
                                           Mid-Cap Growth                Managed              Combined Managed
                                              Portfolio                 Portfolio                 Portfolio
                                      ------------------------   ----------------------    ----------------------
Net Assets.....................       $3,117,562                 $829,529,517              $832,647,079
Net Asset Value per share......       $6.17                      $16.44                    $16.44
Shares Outstanding.............       505,202                    50,454,466                50,644,099

                                                                                                  Pro Forma
                                              Balanced                   Growth               Combined Growth
                                              Portfolio                 Portfolio                 Portfolio
                                      ------------------------   ----------------------    ---------------------
Net Assets.....................       $20,172,129                $242,996,582              $263,168,711
Net Asset Value per share......       $4.49                      $4.48                     $4.48
Shares Outstanding.............       4,496,856                  54,291,459                58,794,166

                                                                                                    Pro Forma
                                                                                                    Combined
                                          Emerging         Worldwide        International         International
                                          Countries          Growth             Growth               Growth
                                          Portfolio         Portfolio         Portfolio             Portfolio
                                      ----------------   -------------    ----------------    ---------------------
Net Assets.....................       $1,316,890         $1,022,428       $59,778,919         $62,118,237
Net Asset Value per Share......       $9.29              $8.03            $4.35               $4.35
Shares Outstanding.............       141,817            127,387          13,751,032          14,288,806

             INFORMATION ABOUT THE ACQUIRED AND ACQUIRING PORTFOLIOS

         For information relating to the Portfolios' fees and expenses, please see "Synopsis--Fee Tables" above.

Mid-Cap Growth Portfolio

Investment Objective     Long-term capital appreciation

Principal Investments    Equity securities of U.S. companies
                         that have mid-size market capitalizations

Investor Profile         Investors who want an increase in the value
                         of their investment without regard to income; are willing to accept the increased risk of investing in medium size company stocks for the possibility of higher returns; and want to diversify their portfolios to include mid-sized company stocks Investment
                         Strategies.

Investment Strategies    The Mid-Cap Growth Portfolio primarily
                         invests in U.S. companies with mid-sized market capitalizations. Mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of mid-sized companies. The Portfolio Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Portfolio Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies;
                         efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Portfolio Manager expects a high portfolio turnover rate of 200% or more. The
                         Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks          The Portfolio invests in equity securities
                         of U.S. companies. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend
                         to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, because the Portfolio invests in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Increased trading costs resulting from high portfolio turnover may lower performance. If the Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price. Loss of money is a risk of investing in the Portfolio.

Performance Information

         Information about Portfolio performance is not provided because the Portfolio does not have returns for a full calendar year.

Portfolio Manager        Nicholas-Applegate Capital Management

Managed Portfolio

Investment Objective     Growth of capital over time

Principal Investments    Common stocks, bonds and cash equivalents, the
                         percentages of which will vary based on the Portfolio
                         Manager's assessment of relative investment values

Investor Profile         Investors who want the value of their
                         investment to grow but do not need to receive income on their investment

Investment Strategies    The Managed Portfolio invests in a diversified
                         portfolio of common stocks, bonds and cash equivalents.
                         Normally, 65% of Portfolio assets will be invested in equity securities, 30% of Portfolio assets will be invested in fixed income securities and 5% of Portfolio assets will be invested in cash and cash equivalents.
                         The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Portfolio Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. The Portfolio
                         Manager has discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%, such that equities could range from 50% to 80%, fixed income securities could range from 15% to 45% and cash and cash equivalents could range from 0% to 10% of Portfolio assets.

                         The Portfolio's equity investments will be primarily large cap companies, however the Portfolio may invest in companies of any size. The strategy for the equity portion of the Portfolio is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Portfolio include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

                         While the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. The bonds in which the Portfolio may invest will be primarily government and government agency securities, investment grade corporate debt securities, asset-backed securities and mortgage backed securities. The Portfolio may invest up to 20% of its assets in foreign equity and debt securities. The Portfolio Manager expects a high portfolio turnover rate of 100% or more. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks          The Portfolio invests in both common stocks
                         and debt securities. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Portfolio.

                         Securities of medium and smaller capitalization companies may experience greater price volatility than securities of larger companies. In addition, the Portfolio is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal. Because the Portfolio Manager expects a high portfolio turnover, the Portfolio is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price.

Performance Information

         The bar chart and the performance table illustrate the volatility of an investment in the Portfolio and give some indication of the risk. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

         This bar chart shows changes in the performance of the Portfolio's shares from year to year. It does not include separate account charges imposed by the insurance companies that write the variable annuity contracts and variable life insurance policies; if these charges were included they would have reduced performance.

                       BEST QUARTER                                               WORST QUARTER
                          14.64%                                                     -16.42%
                      (JUNE 30, 1995)                                          (SEPTEMBER 30, 2001)

Average Annual Total Returns
(As of the Calendar Year Ended                                           Past One       Past Five        Past Ten
December 31, 2001)                                                         Year            Years           Years
--------------------------------------                                --------------  --------------  --------------
Enterprise Managed Portfolio.....................................        -11.15%           5.76%           12.42%
S&P 500(1).......................................................        -11.88%          10.70%           12.93%

--------
(1) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

Portfolio Manager          Wellington Management Company, LLP

Balanced Portfolio

Investment Objective       Long-term total return

Principal Investments      A combination of equity, fixed income and short-term
                           securities

Investor Profile           Investors who want the value of their investment
                           to grow and also want to receive income on their investment

Investment Strategies      Generally, between 55% and 75% of the Balanced
                           Portfolio's total assets will be invested in equity securities. The portfolio allocation will vary based upon the Portfolio
                           Manager's assessment of the return potential of each asset class. For equity investments, the Portfolio Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average growth;
                           long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage;
                           positions as (or the potential to become) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Portfolio Manager will seek to maintain the Portfolio's weighted average duration within 20% of the duration of the Lehman Brothers
                           Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Portfolio will only invest in fixed income securities with an "A" or better rating. Fixed investments will include:
                           U.S. Government securities; corporate bonds;
                           mortgage/asset-backed securities; and money market securities and repurchase agreements. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks            The Portfolio invests in both common stocks and debt
                           securities. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Portfolio. In addition, the Portfolio is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer, or general economic or political events, increasing the risk that the issuer may default on payments of interest or principal. In addition an issuer may be unable to make timely payments of principal or interest to the Portfolio. Some investment grade bonds may have speculative characteristics. If the Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell securities at a desirable price. Loss of money is a risk of investing in the Portfolio.

Performance Information

         The bar chart and the performance table illustrate the volatility of an investment in the Portfolio and give some indication of the risk. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

         This bar chart shows changes in the performance of the Portfolio's shares for the current year. It does not include separate account charges imposed by the insurance companies that write the variable annuity contracts and variable life insurance policies; if these charges were included they would have reduced performance.

                      BEST QUARTER(1)                                             WORST QUARTER
                           6.11%                                                      -8.56%
                    (DECEMBER 31, 2001)                                          (MARCH 31, 2001)

Average Annual Total Returns
(As of the Calendar Year Ended                                                        Past One             Since
December 31, 2001)                                                                       Year          Inception(1)
--------------------------------------------                                       ----------------  -----------------
Enterprise Balanced Portfolio................................................            -3.86%             1.23%
S&P 500(2)...................................................................           -11.88%            -4.68%

----------

(1) The best quarter since inception was 10.40% for the quarter ending December 31, 1999.
(2) Inception date is July 15, 1999. Performance reflects annualized return from July 31, 1999 to December 31, 2001.

(3) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment adviser and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

Portfolio Manager          Montag & Caldwell, Inc.

Growth Portfolio

Investment Objective       Capital appreciation

Principal Investments      U.S. common stocks of large capitalization companies

Investor Profile           Investors who want the value of their investment to
                           grow but do not need to receive income on their investment

Investment Strategies      The Growth Portfolio invests primarily in U.S. common
                           stocks. The "Growth at a Reasonable Price" strategy employed by the Portfolio combines growth and value style investing. This means that the Portfolio invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long term value. The
                           Portfolio's equity selection process is generally lower risk than a typical growth stock approach.
                           Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.
                           The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks            As a result of investing primarily in U.S. common
                           stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. If the Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price. Loss of money is a risk of investing in the Portfolio.

Performance Information

         The bar chart and the performance table illustrate the volatility of an investment in the Portfolio and give some indication of the risk. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

         This bar chart shows changes in the performance of the Portfolio's shares from year to year. It does not include separate account charges imposed by the insurance companies that write the variable annuity contracts and variable life insurance policies; if these charges were included they would have reduced performance.

                       BEST QUARTER                                               WORST QUARTER
                          17.77%                                                     -15.53%
                    (DECEMBER 31, 1999)                                          (MARCH 31, 2001)


                                       19

Average Annual Total Returns
(As of the Calendar Year Ended                                                        Past One            Since
December 31, 2001)                                                                       Year          Inception(1)
-----------------------------------------                                        -----------------  ------------------
Enterprise Growth Portfolio..................................................           -12.56%             1.84%
S&P 500(2)...................................................................           -11.88%             0.81%

----------
(1)   Inception date is December 1, 1998.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment adviser and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

Portfolio Manager          Montag & Caldwell, Inc.

Emerging Countries Portfolio

Investment Objective       Long-term capital appreciation

Principal Investments      Equity securities of companies in countries with
                           emerging securities markets

Investor Profile Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of investing in countries with emerging securities markets for the possibility of higher returns

Investment Strategies      The Emerging Countries Portfolio normally invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign companies located in at least three countries with emerging securities markets (countries that have an emerging stock market as defined by the International
                           Finance Corporation). The Portfolio Manager further considers whether a market is less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. In the opinion of the Portfolio Manager, these are markets that have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors. The Portfolio
                           Manager currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets. The Portfolio may invest up to 35% of its assets in U.S. companies.
                           The Portfolio normally will invest at least 75% of its assets in equity securities.

                           The Portfolio Manager seeks out growth companies that are in the early stages of development and that it believes are undergoing a basic change in operations. In selecting companies, the Portfolio Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Portfolio Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Portfolio Manager considers whether to sell a particular security when any of these factors materially changes. The Portfolio Manager will allocate Portfolio assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Portfolio's investment objective. The Portfolio Manager expects a high portfolio turnover rate of 200% or more. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks            Because the Portfolio invests primarily in equity
                           securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S.
                           dollar may rise, causing reduced returns for U.S.
                           persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S.
                           counterparts. Emerging market securities may be even more susceptible to these risks and are generally riskier than other types of foreign investments. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. Increased trading costs resulting from high portfolio turnover may lower performance. If the Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price. Loss of money is a risk of investing in the Portfolio.

Performance Information

         Information about Portfolio performance is not provided because the Portfolio does not have returns for a full calendar year.

Portfolio Manager          Nicholas-Applegate Capital Management

Worldwide Growth Portfolio

Portfolio Objective        Long-term capital appreciation

Principal Investments      Foreign and domestic equity securities

Investor Profile Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of global investing for the possibility of higher returns

Investment Strategies      The Worldwide Growth Portfolio invests primarily in
                           equity securities of foreign and domestic companies, and normally it will invest at least 65% of its total assets in securities of companies that are located in at least three different countries, which may include countries with emerging securities markets. The
                           Portfolio Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide.
                           This means that the Portfolio Manager ordinarily looks for several of the following characteristics:
                           above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages;
                           effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Portfolio Manager considers whether to sell a particular security when any of these factors change. The Portfolio Manager will allocate Portfolio assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Portfolio's investment objective.

                           The Portfolio seeks maximum long-term capital appreciation. In pursuing this goal, the Portfolio invests primarily in large capitalized companies ("large cap stocks") located in over 50 countries worldwide. In the opinion of the Portfolio Manager, large cap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. The market capitalization ranges of the various countries' large cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies and movements in the local stock markets. The Portfolio Manager expects a high portfolio turnover rate of 200% or more. The Portfolio may also lend portfolio assets on a short-term and long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks            Because the Portfolio invests primarily in equity
                           securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S.
                           dollar may rise, causing reduced returns for U.S.
                           persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S.
                           counterparts. Emerging market securities may be even more susceptible to these risks. Increased trading costs resulting from high portfolio turnover may lower performance. If the Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price. Loss of money is a risk of investing in the Portfolio.

Performance Information

         Information about Portfolio performance is not provided because the Portfolio does not have returns for a full calendar year.

Portfolio Manager          Nicholas-Applegate Capital Management

International Growth Portfolio

Investment Objective       Capital appreciation

Principal Investments      Non-U.S. equity securities

Investor Profile Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of international investing for the possibility of higher returns

Investment Strategies      The International Growth Portfolio normally invests
                           at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. equity securities that the Portfolio Manager believes are undervalued. The Portfolio Manager uses an approach that involves top-down country allocation combined with bottom-up stock selection. The Portfolio Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Portfolio Manager diversifies investments among EAFE markets. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Principal Risks            The Portfolio invests primarily in common stocks of
                           foreign companies. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, investments in foreign markets may be more volatile than investments in U.S. markets.
                           Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S.
                           counterparts. Emerging market securities may be even more susceptible to these risks. If the Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price. Loss of money is a risk of investing in the Portfolio.

Performance Information

         The bar chart and the performance table illustrate the volatility of an investment in the Portfolio and give some indication of the risk. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

         This bar chart shows changes in the performance of the Portfolio's shares from year to year. It does not include separate account charges imposed by the insurance companies that write the variable annuity contracts and variable life insurance policies; if these charges were included they would have reduced performance.

                       BEST QUARTER                                               WORST QUARTER
                          32.15%                                                     -18.88%
                    (DECEMBER 31, 1999)                                          (MARCH 31, 2001)

Average Annual Total Returns
(As of the Calendar Year Ended                                         Past One        Past Five           Since
December 31, 2001)                                                       Year            Years          Inception(1)
--------------------------------------                              --------------  ---------------  ------------------
Enterprise International Growth Portfolio........................      -27.80%           0.53%            4.12%
MSCI EAFE Index(2)...............................................      -21.44%           0.90%            3.09%

--------
(1) Inception date is November 18, 1994. Performance reflects annualized return from November 30, 1994 to December 31, 2001.
(2) The Morgan Stanley Capital International Europe, Australia, and the Far East (MSCI EAFE) Index is a market capitalization weighted, equity index comprised of 1,013 companies as of September 30, 2002 that are representative of the market structure of 21 countries, excluding the United States, Canada and other regions such as Latin America. Constituent stocks are selected on the basis of industry representation, liquidity, and sufficient float. Includes invested dividends and excludes any transaction or holding charges. One cannot invest directly in any index.

Portfolio Manager          SSgA Funds Management, Inc.

2001 Performance Review of the Portfolios

2001 Performance Review of the Mid-Cap Growth Portfolio

         The past year has been one of unforgettable turmoil for global equity markets. Already grappling with a synchronized slowdown in world economic and earnings growth, the equity markets were dealt a heavy blow by the devastating effects of the September 11 terrorist attacks on U.S. soil. In addition, there was a continued slowdown in technology spending, and the rise in risk aversion punished growth stocks. Equity indices touched their lowest levels for the year as investors assessed the impact of the attacks on economic sectors and corporate profits. However, stock prices staged a recovery starting in late September, as hopes for an economic rebound in 2002 resurfaced.

         The stocks that tended to do the best this year exhibited the worst fundamentals. In the fourth quarter, low quality stocks rebounded in a big way. These tend to be companies that do not meet the Nicholas-Applegate criteria. Top performing holdings during the year included Gilead Sciences Inc., a biotechnology firm. Biotech firms have matured a great deal in the past few years to where some now have commercially viable products that are producing revenue and earnings in addition to having a pipeline of promising products. Electronic Arts Inc., a firm that develops and markets entertainment software, also added value during the year. Technology stocks, which had been under extreme pressure for more than a year, led the comeback in the fourth quarter.

                         Growth of a $10,000 Investment

                                     [CHART]

Cumulative Total Returns - Periods ending December 31, 2001
Enterprise Accumulation Trust
Mid-Cap Growth Portfolio                                                                     05/01/01-12/31/01
-----------------------------------------------------------------------------------------   ---------------------
Cumulative Return                                                                                (23.20)%
Russell 2000 Index*                                                                                1.66%
Lipper Mid-Cap Growth Fund Index*                                                                 (9.45)%

                                         Enterprise
                                     Accumulation Trust
                                       Mid-Cap Growth                              Lipper Mid-Cap Growth
                                         Portfolio          Russell 2000 Index*       Portfolio Index*
                                    --------------------- ----------------------- -----------------------
5/1/2001                                 $10,000.00               $10,000.00               $10,000.00
12/31/2001                                $7,680.00               $10,166.16                $9,055.07

         Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       * The Russell 2000 Index is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Mid-Cap Growth Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Mid-Cap Growth Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

2001 Performance Review of the Managed Portfolio - Sanford C. Bernstein, LLC ("Bernstein")

         Security selection drove most of the out-performance for the year, adding 3.64 percent to relative returns. The largest contributor was stock selection in the utilities sector, where the Portfolio's holdings -- helped by a continued emphasis on low-cost electricity producers -- outperformed the market sector by 32 percent over the year. Stock selection within the financial sector was another large contributor, helped by over-weights in companies such as Bank of America Corporation.

         Unsurprisingly, the five largest contributors to performance included three utility companies. First, a substantial under-weight in Enron Corporation helped relative returns, while over-weights in FirstEnergy Corporation and American Electric Power Company, Inc. also helped relative returns. Bank of America Corporation was another top contributor, as was an over-weight position in diversified healthcare company Baxter International Inc.

         The five holdings that detracted most from performance were in a variety of sectors. Two were over-weights in technology companies, EMC Corporation and Cisco Systems Inc., hurt by investor worries about future earnings growth. Boeing Company fell on expectations that air travel -- and thus demand for jets -- would be weak for a prolonged period following the September 11 attacks. Louisiana Pacific Corporation fell on expectations that a slowing economy would lower demand for lumber. Finally, National Service Industries Inc. fell after the spin-off of its lighting and chemicals division led to its elimination from the S&P 500 as no longer representative of its industry, triggering a sell-off by index-driven investors.

         Bernstein gradually shifted the Portfolio's sector weights closer to the benchmark throughout most of the year as the value opportunity Bernstein saw at the beginning of the year was reduced as value stocks outperformed. Over the year, differences in sector weights contributed 1.29 percent to relative returns. An under-weighting in technology stocks, which was more pronounced earlier in the year and gradually narrowed, contributed most to returns. An over-weighting in energy stocks throughout part of the year was another positive. These were slightly offset by an under-weighting in the basic materials sector, which posted a small gain for the year.

2001 Performance Review of the Managed Portfolio -- Wellington

         For the year 2001, Wellington's portion of the Portfolio benefited from strong stock selection in the industrial, consumer discretionary, and health care sectors. Detracting from performance for the year were the Portfolio's holdings in telecommunications and information technology. Weak stock selection in telecommunications and information technology more than offset positive stock selection in the other broad industry sectors. Specifically, the gas pipeline and energy trading company, Calpine Corporation was a great trade early in the year and Wellington's avoidance of the energy traders such as Enron Corporation and Dynegy Inc. contributed to strong relative performance in utilities for the year. In retail, Bed, Bath, & Beyond Inc. has been a huge winner for the Portfolio for the year as the company continues to execute. In pharmaceuticals, the Portfolio's holdings in Abbott Laboratories and Tenet Healthcare Corporation augmented returns this year. The Portfolio's holdings in Exodus Communications Inc. and Qwest Communications International Inc. were big disappointments this year and detracted from performance.

                         Growth of a $10,000 Investment

                                     [CHART]

Average Annual Total Returns - Periods ending December 31, 2001
Enterprise Accumulation Trust
Managed Portfolio                                                     One Year           5-Year           10-Year
------------------------------------------------------------------ --------------   ---------------  ----------------
Annualized Return                                                      (11.15)%            5.76%            12.42%
S&P 500 Index*                                                         (11.88)%           10.70%            12.93%
Lipper Flexible Portfolio Fund Index*                                   (7.21)%            6.88%             8.59%

                                      Enterprise
                                  Accumulation Trust                                    Lipper Flex Portfolio
                                   Managed Portfolio            S&P 500 Index*              Fund Index*
                                 -------------------            --------------          ---------------------
12/91                                 $10,000.00                 $10,000.00                 $10,000.00
12/92                                  11,864.52                  10,761.74                  10,566.55
12/93                                  13,097.22                  11,846.46                  11,911.56
12/94                                  13,433.13                  12,002.95                  11,593.07
12/95                                  19,732.57                  16,514.06                  14,328.41
12/96                                  24,364.03                  20,304.89                  16,348.99
12/97                                  30,333.25                  27,079.27                  19,331.78
12/98                                  32,743.37                  34,815.10                  22,524.65
12/99                                  35,760.88                  42,137.69                  24,737.55
12/00                                  36,282.60                  38,300.90                  24,578.31
12/01                                  32,238.41                  33,749.73                  22,805.75

         Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       * The S&P 500 Index is an unmanaged broad-based index that includes the common stock of 500 companies that tend to be important leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Flexible Portfolio Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Flexible Portfolio Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

2001 Performance Review of the Balanced Portfolio

         During the course of the year, the market reacted to major negative events, including the economy's falling into recession, the collapse of capital spending, the unwinding of the technology stock bubble, and the attacks on America. In a year in which technology stocks were down 25 percent and large cap growth stocks were down 20 percent, Montag & Caldwell feels they had some success in limiting the damage in the Portfolio during this difficult period. Helping to limit the Portfolio's decline was its lower than market weighting in the technology sector and positive returns achieved by the stocks of The Home Depot Inc., Costco Wholesale Corporation, Johnson & Johnson, Electronic Data Systems Corporation and Electronic Arts Inc. The Portfolio's bonds showed a good increase in value, which cushioned the total Portfolio's decline.

         Longer maturity bonds have already reflected that investors believe the U.S. economy is beginning to recover, with yields on intermediate and long-maturity bonds rising dramatically in November and December. During the quarter, Montag & Caldwell took advantage of higher yields available following the rise in interest rates in November to increase the duration of the Portfolio to be more even with the indices. Montag & Caldwell & Caldwell also increased the Portfolio's weighting in intermediate corporate bonds because they are optimistic that signs of an economic rebound will become evident.

                         Growth of a $10,000 Investment

                                     [CHART]

Average Annual Total Returns - Periods ending December 31, 2001
Enterprise Accumulation Trust                                                                        07/31/99-
Trust Balanced Portfolio                                                          One Year           12/31/01
------------------------------------------------------------------------------- ------------- ---------------------
Annualized Return                                                                   (3.86)%            1.23%
S&P 500 Index*                                                                     (11.88)%           (4.68)%
Lipper Balanced Fund Index*                                                         (3.24)%            1.49%

                                        Enterprise                                              Lipper
                                    Accumulation Trust                                    Balanced Portfolio
                                    Balanced Portfolio          S&P 500 Index*                  Index*
                                    ------------------       --------------------         ------------------
7/31/1999                             $10,000.00                 $10,000.00                 $10,000.00
12/31/1999                             10,766.05                  11,117.22                  10,459.84
12/31/2000                             10,713.03                  10,104.96                  10,709.69
12/31/2001                             10,299.11                   8,904.22                  10,363.10

         Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       * The S&P 500 Index is an unmanaged broad-based index that includes the common stock of 500 companies that tend to be important leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Balanced Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Balanced Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

2001 Performance Review of the Growth Portfolio

         During the course of the year, the market reacted to major negative events, including the economy's falling into recession, the collapse of capital spending, the unwinding of the technology stock bubble, and the attacks on America. In a year in which technology stocks were down 25 percent and large cap growth stocks were down 20 percent, Montag & Caldwell feels it had some success in limiting the damage in the Portfolio during this difficult period. Helping to limit the Portfolio's decline was its lower than market weighting in the technology sector and positive returns achieved by the stocks of The Home Depot Inc., Costco Wholesale Corporation, Johnson & Johnson, Electronic Data Systems Corporation and Electronic Arts Inc.

                         Growth of a $10,000 Investment

                                     [CHART]

Average Annual Total Returns - Period ending December 31, 2001
Enterprise Accumulation Trust                                                                   From 12/01/98-
Growth Portfolio                                                            One Year               12/31/01
------------------------------------------------------------------          --------        -----------------------
Annualized Return                                                          (12.56)%                1.84%
S&P Index*                                                                 (11.88)%                0.81%
Lipper Large-Cap Growth Fund Index*                                        (23.87)%               (2.84)%

                                        Enterprise                                         Lipper Large-Cap
                                    Accumulation Trust                                     Growth Portfolio
                                     Growth Portfolio              S&P Index*                   Index*
                                    ------------------             ----------             ------------------
12/1/1998                               $10,000.00                 $10,000.00                 $10,000.00
12/31/1998                              $10,540.00                 $10,576.00                 $11,100.00
12/31/1999                              $13,120.00                 $12,800.43                 $14,964.00
12/31/2000                              $12,097.62                 $11,634.90                 $12,019.00
12/31/2001                              $10,578.52                 $10,252.37                 $ 9,151.00

         Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       * The S&P 500 Index is an unmanaged broad-based index that includes the common stock of 500 companies that tend to be important leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Large Cap Growth Fund Index replaces the Lipper Large Core Fund Index as the narrow-based comparison to the fund as it more appropriately reflects the narrow-based market. During 2001, an investment in the above hypothetical account decreased by $1,519 compared to a decrease of $1,513 and a decrease of $2,869 in the Lipper Large-Cap Core Fund Index and the Lipper Large-Cap Growth Fund Index respectively. The Lipper Large-Cap Growth Fund Index, which consists of funds that normally invest in companies with long-term earnings expected to grow significantly faster than stocks represented in a major unmanaged stock index is an unmanaged index of the 30 largest funds, based on total year-end net assets value, in the Lipper Large-Cap Growth Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

2001 Performance Review of the Emerging Countries Portfolio

         Bourses in developing countries posted lower declines compared with many developed markets in 2001. Strong gains in South Korea, Mexico and Russia were offset by declines in Pakistan, Brazil and Israel. For much of 2001, investors in emerging markets have faced weaker economic growth and slowing exports amid the economic slowdown in developed nations. Argentina's political and financial troubles added to uncertainties in emerging markets.

         Despite a string of bad news, there were some bright spots in emerging markets. Late in the year, China officially joined the World Trade Organization after 15 years of negotiations. This development paves the way for increased foreign investment in the country and is expected to result in robust economic growth in years ahead. In South Korea, efforts by the government and companies to implement restructuring after the 1997 financial crisis bolstered investor confidence. In Russia, growing political trust in President Putin and relatively strong oil prices boosted returns for the equity market, which emerged as one of the best performers in 2001.

                         Growth of a $10,000 Investment

                                     [CHART]

Cumulative Total Returns - Periods ending December 31, 2001
Enterprise Accumulation Trust
Emerging Countries Portfolio                                                                 05/01/01-12/31/01
---------------------------------------------------------------------------------------  ------------------------
Cumulative Return                                                                                  (4.80%)
MSCI EMF Index*                                                                                    (1.62%)
Lipper Emerging Markets Fund Index*                                                                (1.40%)

                                        Enterprise
                                     Accumulation Trust
                                    Emerging Countries                                      Lipper Emerging
                                         Portfolio               MSCI EMF Index*          Markets Fund Index*
                                    -------------------          ---------------          -------------------
5/1/2001                                $10,000.00                 $10,000.00                  $10,000.00
12/31/2001                                9,520.00                   9,838.00                    9,860.07

         Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.

       * The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) is an unmanaged index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Emerging Market Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Emerging

         Markets Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

2001 Performance Review of the Worldwide Growth Portfolio

         The year 2001 has been a year of unforgettable turmoil for global equity markets. Already grappling with a synchronized slowdown in world economic and earnings growth, the markets were dealt a heavy blow by the devastating effects of the September 11 terrorist attacks on U.S. soil. And while stock prices staged a recovery in the weeks and months that followed, uncertainties on the prospects for equities remain.

         During 2001, gains were broadly based and the year-end rally helped offset prior months' losses. Similar to the U.S. market, international equities followed a jagged path in 2001 amid a confluence of economic and geopolitical concerns. In Europe, reports of subdued inflation in the region's biggest economies, Germany and France, were offset by concerns that the European Central Bank may be behind the curve in cutting short-term interest rates to help boost economic growth. And in Japan, concerns that the government may be slow in implementing much-needed reforms to revive the economy continued to send equities lower.

         Following a challenging year for the U.S. economy in general, corporate earnings steadily lost ground in all four quarters of 2001 as companies -- most notably in the technology and transportation sectors -- struggled with decreased demand. However, healthcare continues to be a pretty steady place to be. It's been a leading sector in this environment with continuing positive new flows. Following the tragedy and challenges that characterized 2001, Nicholas-Applegate remains optimistic that the best is yet to come for global equity markets.

                         Growth of a $10,000 Investment

                                     [CHART]

Cumulative Total Returns - Periods ending December 31, 2001
Enterprise Accumulation Trust
Worldwide Growth Portfolio                                                                   05/01/01-12/31/01
-------------------------------------------------------------------------------------  -------------------------
Cumulative Return                                                                                 (10.80)%
MSCI World Index*                                                                                 (11.11)%
Lipper Global Fund Index*                                                                         (10.07)%

                                        Enterprise
                                     Accumulation Trust
                                      Worldwide Growth                                    Lipper Global Fund
                                         Portfolio              MSCI World Index*               Index*
                                     ------------------         -----------------         ------------------
5/1/2001                                $10,000.00                 $10,000.00                $10,000.00
12/31/2001                                8,920.00                   8,888.55                  8,992.63

         Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       * The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Global Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Global Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

2001 Performance Review of the International Growth Portfolio

         Weary of bad news by year's end, investors apparently stopped reading the daily financial papers and began looking ahead to 2002; and liked what they saw. Figuring out which sectors of the market are likely to do best in an upturn is always a tricky proposition. Interest rates have fallen sharply, and with investors offered little incentive to leave their money in savings accounts and with bond yields relatively low, equities need only to show small improvements to attract investors. The market has a habit of presenting us with surprises, on both the upside and downside. Vontobel USA tries to avoid guessing games and maintain exposure to a broad spectrum of international stocks and countries.

         The U.S. remains an important driver of global economies, and Vontobel USA feels the economic news is unlikely to improve quickly. But while the short-term outlook is uncertain, the Fed has taken aggressive action to underpin the U.S. economy, which in time, may lead to better business activity around the globe. Moreover, Vontobel USA believes that policy-makers abroad may mirror the actions set forth in the U.S. to the extent that the economic problems the U.S. face are comparable in their scope to ones U.S. has faced in the past.

         Given the introduction of euro coins and banknotes Vontobel USA is reluctant to initiate any hedging activity in this currency. Vontobel USA remains hedged against the Yen, which fell to an eight month low during the fourth quarter 2001.

         [Note: Vontobel USA was replaced as Portfolio Manager by SSgA effective June 17, 2002].

                                     [CHART]

                         Growth of a $10,000 Investment

Average Annual Total Returns - Periods ending December 31, 2001
Enterprise Accumulation Trust                                                                            11/30/94-
International Growth Portfolio                                   One Year             5-Year             12/31/01
------------------------------------------------------------  -----------------   --------------  ----------------------
Annualized Return                                                 (27.80)%             0.53%               4.12%
MSCI EAFE Index*                                                  (21.44)%             0.90%               3.09%
Lipper International Fund Index*                                  (19.33)%             2.76%               5.11%

                                       Enterprise
                                   Accumulation Trust
                                  International Growth                                    Lipper International
                                        Portfolio               MSCI EAFE Index*              Fund Index*
                                 ------------------------  -------------------------   ------------------------
11/30/1994                              $10,000.00                 $10,000.00                 $10,000.00
12/31/1994                              $10,040.57                 $10,062.62                  $9,866.58
12/31/1995                              $11,510.35                 $11,190.44                 $10,855.44
12/31/1996                              $12,966.77                 $11,867.12                 $12,421.70
12/31/1997                              $13,648.32                 $12,078.07                 $13,321.98
12/31/1998                              $15,671.77                 $14,493.32                 $15,008.68
12/31/1999                              $22,273.40                 $18,402.15                 $20,687.08
12/31/2000                              $18,440.84                 $15,794.24                 $17,642.26
12/31/2001                              $13,314.59                 $12,408.09                 $14,232.10

         Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       * The Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCI EAFE) is an unmanaged index composed of the stocks of approximately 1,032 companies traded on 20 stock exchanges from around the world, excluding the USA, Canada, and Latin America. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper

         International Fund Index is an unmanaged index of the 30 largest funds, based on year-end net asset value, in the Lipper International fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Additional Information about the Portfolios' Investments and Risks

         The table below shows the Portfolios' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Portfolio achieve its investment goal.

                                                                                 Emerging Countries
                                                                                Portfolio, Worldwide      Balanced
                                                                                Growth Portfolio and   Portfolio and
                                                  Mid-Cap Growth      Growth    International Growth      Managed
                                                    Portfolio        Portfolio       Portfolio           Portfolio
                                                    ---------        ---------       ---------           ---------
U.S. Stocks*...............................             X               X                X                   X
Foreign Stocks.............................                                              X                   X
Bonds......................................                                                                  X

* Each Portfolio that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $10 billion. Medium-sized capitalization companies generally have market capitalizations ranging from $1.5 billion to $10 billion. Small capitalization companies generally have market capitalizations of $1.5 billion or less. However, there may be some overlap among capitalization categories. The Growth Portfolio, Balanced Portfolio and Managed Portfolio each intend to invest primarily in stocks of large capitalization companies. The Mid-Cap Growth Portfolio intends to invest primarily in stocks of medium capitalization companies.

         Each Portfolio also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail the Trust Statement. Of course, we cannot guarantee that any Portfolio will achieve its investment goal.

         The investments listed above and the investments and strategies described throughout this Prospectus are those that a Portfolio may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Portfolio is investing for temporary defensive purposes, it is not pursuing its investment goal. However, the Managed Portfolio may invest in securities ordinarily used by other Portfolios for defensive purposes as part of its main investment strategy. In addition, active and frequent trading may have an effect on performance due to additional expenses.

Initial Public Offerings ("IPOs")

         Some or all of the Portfolios may participate in the IPO market, and a significant portion of those Portfolios' returns may be attributable to their investment in IPOs, which have a magnified impact in Portfolios with small asset bases. There is no guarantee that as those Portfolios' assets grow they will continue to experience substantially similar performance by investing in IPOs.

Higher-Risk Securities and Practices

         The following pages discuss the risks associated with certain types of higher-risk securities in which the Portfolios may invest and certain higher-risk practices in which the Portfolios might engage. The Trust Statement provides information about these and other higher-risk securities and practices.

         Foreign Securities. Each of the Portfolios might invest in foreign securities. These are some of the risks in owning foreign securities:

         o Currency Fluctuation Risk. When a Portfolio invests in a security issued by a foreign company, the principal, income and sales proceeds may be paid to the Portfolio in a foreign currency. If a foreign currency declines in value relative to the U.S. dollar, the value of a Portfolio's investments could decline as a result.

         o Social, Political and Economic Risk. The countries where some of the Portfolios may invest might be subject to a higher degree of social, political and economic instability than the United States, resulting from, among other things, inflation, changes in governments, increases in taxation and nationalizations. This instability might affect the financial condition of a company in which a Portfolio might invest and might disrupt the financial markets of a country in which a Portfolio has holdings.

         o Regulation Risk. The countries where some of the Portfolios may invest generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result there generally is less publicly available information about foreign companies than about U.S. companies.

         o Trading Risk. Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Portfolio being unable to sell a security in a falling market.

         o Custodial and Registration Procedures Risk. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

         o Liquidity Risk. The securities markets in foreign countries have less trading volume than in the United States and their securities are often less liquid than securities in the United States. In countries with emerging securities markets, liquidity might be particularly low. This could make it difficult for a Portfolio to sell a security at a time or price desired.

         o Emerging Securities Markets Risk. To the extent that the Portfolios invest in countries with emerging markets, the foreign securities risk are magnified since these countries may have unstable coverage and less established market.

         High Risk/Yield Securities. Each of the Portfolios, except the Balanced Portfolio, may invest in debt securities that are rated below investment grade. These securities typically offer higher yields than investment grade securities, but are also subject to more risk. This risk includes, but is not limited to, the following:

         o Susceptibility to Economic Downturns. Issuers of securities that are below investment grade tend to be more greatly affected by economic downturns than issuers of higher grade securities. Consequently, there is a greater risk that an issuing company will not be able to make principal and interest payments.

         o Liquidity Risk. The market for securities that are below investment grade is often less liquid than the market for investment grade securities. This could make it difficult for a Portfolio to sell a security at a time or price desired.

         Illiquid and Restricted Securities. Each of the Portfolios may invest in illiquid and restricted securities.

         o Illiquid Securities. These are securities that a Portfolio cannot sell on an open market. This means that a Portfolio might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security.

         o Restricted Securities. These are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security's liquidity.

         Repurchase Agreements. Each Portfolio may enter into repurchase agreements under which a Portfolio purchases a security that a seller has agreed to repurchase from the Portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolios may not be able to sell the security at the desired time.

         Hedging. Each of the Portfolios may use certain derivative investment techniques to reduce, or hedge against, various market risks, such as interest rates, currency exchange rates and market movements. Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. When derivatives are used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Derivatives may include, but are not limited to, puts, calls, futures and foreign currency contracts.

         o Put and Call Options. Options are rights to buy or sell an underlying asset for a specified price during, or at the end of, a specified period of time. A purchased call option gives the holder the right to purchase the underlying asset from the writer of the option. A purchased put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment from the holder, which the writer keeps regardless of whether the holder exercises the option. Puts and calls could cause a Portfolio to lose money by forcing the sale or purchase of securities at inopportune times or, in the case of certain puts, for prices higher or, in the case of certain calls, for prices lower than current market values.

         o Futures Transactions. These transactions involve the future sale by one party and purchase by another of a specified amount of an underlying asset at a price, date and time specified in the transaction contract. Futures contracts traded over-the-counter are often referred to as forward contracts. A contract to buy is often referred to as holding a long position, and a contract to sell is often referred to as holding a short position. With futures contracts, there is a risk that the prices of the securities subject to the futures contract may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. Also, it is not certain that a secondary market for positions in futures contracts will exist.

         o Foreign Currency Transactions. These are a type of futures transaction, which involve the future sale by one party and purchase by another of a given amount of foreign currency at a price, date and time specified in the transaction contract. Changes in currency exchange rates will affect these transactions and may result in poorer overall performance for a Fund than if it had not engaged in such transactions.

         Short Sales. The Portfolios may engage in covered short sales. A "short sale" is the sale by the Portfolios of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Portfolios will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Portfolios may have to cover short positions at a higher price than the short sale price, resulting in a loss. In a covered short sale, a Portfolio either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price.

         Securities Lending. The Portfolios may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of their total assets, including collateral received for securities lent. There is a risk that when a Portfolio lends Portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at the desirable price.

         Active Portfolio Trading. The Mid-Cap Growth, Emerging Countries, Worldwide Growth and Managed Portfolios may have high turnover rates, which may have an adverse effect on the Portfolios' performance.

Investment Adviser and Portfolio Managers

The Investment Adviser

         Enterprise Capital Management, Inc. serves as the investment adviser to each of the Portfolios. The Adviser selects Portfolio Managers for the Portfolios, subject to the approval of the Trustees of the Portfolios, and reviews each Portfolio Manager's continued performance. Evaluation Associates, Inc., which has had over 31 years of experience in evaluating investment advisers for individuals and institutional investors, assists the Adviser in selecting Portfolio Managers. The Adviser also provides various administrative services.

         The Commission has issued an exemptive order that permits the Adviser to enter into or amend Agreements with Portfolio Managers without obtaining shareholder approval each time. The exemptive order permits the Adviser, with the Trustees' approval, to employ new Portfolio Managers for the Portfolios, change the terms of the Agreements with Portfolio Managers or enter into a new Agreement with a Portfolio Manager. Shareholders of a Portfolio have the right to terminate an Agreement with a Portfolio Manager at any time by a vote of the majority of the outstanding voting securities of such Portfolio. The Portfolio will notify shareholders of any Portfolio Manager changes or other material amendments to the Agreements with Portfolio Managers that occur under these arrangements.

         The Adviser, which was incorporated in 1986, also serves as investment adviser to The Enterprise Group of Funds, Inc. and Enterprise International Group of Funds. Performance of the funds of The Enterprise Group of Funds, Inc. that are similar to the Portfolios may differ from those of the Portfolios due to a number of factors including the size of such Portfolios, investment cash flows and redemptions. The Adviser's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

         For the fiscal year ended December 31, 2001, the following table sets forth the fee paid to the Adviser by each Portfolio, and the fee paid by the Adviser to the Portfolio Managers for each Portfolio.

                                                                                     Fee From Adviser
                                             Fee to Adviser                        To Portfolio Manager
                                          (As a Percentage of                      (As a Percentage of
Name of Portfolio                      Average Daily Net Assets)                Average Daily Net Assets)
-----------------                      -------------------------                -------------------------
Mid-Cap Growth Portfolio........                 0.75%                                    0.29%
Growth Portfolio................                 0.75%                                    0.30%
Emerging Countries Portfolio....                 1.25%                                    0.46%
International Growth Portfolio..                 0.85%                                    0.40%
Worldwide Growth Portfolio......                 1.00%                                    0.30%
Managed Portfolio...............                 0.75%                                    0.26%
Balanced Portfolio..............                 0.75%                                    0.30%

The Portfolio Managers

Name Of Portfolio And Name                         The Portfolio Manager's
And Address Of Portfolio Manager                          Experience                    Portfolio Managers
--------------------------------              ---------------------------------   -----------------------------
Mid-Cap Growth Portfolio                      Nicholas-Applegate was organized    Day-to-day management of this
                                              as a partnership in 1984. As of     Portfolio is performed by an
Nicholas-Applegate                            December 31, 2001, it had $25.4     investment management team.
600 West Broadway                             billion under management. Usual
San Diego, California 92101                   account minimum is $10 million
                                              for an institutional account.

Managed Portfolio*                            Wellington provided investment      Day-to-day management is
                                              counseling services since 1928,     performed by an investment
Wellington                                    and as of December 31, 2001, had    management team.
75 State Street                               assets under management for all
Boston, Massachusetts 02109                   clients of over $311 billion.
                                              The usual minimum for separate
                                              account investment is generally
                                              $20 million.


                                       34

Name Of Portfolio And Name                         The Portfolio Manager's
And Address Of Portfolio Manager                          Experience                    Portfolio Managers
--------------------------------              --------------------------------    ----------------------------------
Balanced Portfolio                            Montag & Caldwell and its           Ronald E. Canakaris, President and
                                              predecessors have been engaged in   Chief Investment Officer of Montag
Montag & Caldwell                             the business of providing           & Caldwell and Helen M. Donahue,
3455 Peachtree Road, N.E.                     investment counseling to            Assistant Vice President, are
Suite 1200                                    individuals and institutions        responsible for the day-to-day
Atlanta, Georgia 30326-3248                   since 1945. Total assets under      investment management of the
                                              management for all clients were     Balanced Portfolio.  They have
                                              approximately $24.1 billion as of   more than 36 years' combined
                                              December 31, 2001. Usual            experience in the investment
                                              investment minimum is $40           industry.  Mr.  Canakaris has been
                                              million.                            President of Montag & Caldwell for
                                                                                  more than 16 years.  Ms.  Donahue
                                                                                  has served as Assistant Vice
                                                                                  President since 1997.

Growth Portfolio                              Montag & Caldwell and its           Ronald E. Canakaris,
                                              predecessors have been engaged in   President and Chief
Montag & Caldwell                             the business of providing           Investment Officer of Montag
3455 Peachtree Road, N.E.                     investment counseling to            & Caldwell, is responsible
Suite 1200                                    individuals and institutions        for the day-to-day investment
Atlanta, Georgia 30326-3248                   since 1945. Total assets under      management of the Growth
                                              management for all clients were     Portfolio and has more than
                                              approximately $24.1 billion as of   30 years' experience in the
                                              December 31, 2001. Usual            investment industry. He has
                                              investment minimum is $40           been President of Montag &
                                              million.                            Caldwell for more than 16
                                                                                  years.

Emerging Countries Portfolio                  Nicholas-Applegate was organized    Day-to-day management of this
                                              as a partnership in 1984. As of     Portfolio is performed by an
Nicholas-Applegate                            December 31, 2001, it had $25.4     investment management team.
600 West Broadway                             billion under management. Usual
San Diego, California 92101                   investment minimum is $10
                                              million.

Worldwide Growth Portfolio                    Nicholas-Applegate was organized    Day-to-day management of this
                                              as a partnership in 1984. As of     Portfolio is performed by an
Nicholas-Applegate                            December 31, 2001, it had $25.4     investment management team.
600 West Broadway                             billion under management. Usual
San Diego, California 92101                   account minimum is $10 million
                                              for an institutional account.

International Growth Portfolio                SSgA is affiliated with State       Day-to-day management is
                                              Street Global Advisors, which was   performed by an investment
SSgA                                          established in 1978. As of          management team.
Two International Place                       December 31, 2001, SSgA had $57
Boston, MA 02110                              billion in assets under
                                              management. Usual investment
                                              minimum is $20 million.

-----------
*    Managed Portfolio was co-managed by Bernstein until August 23, 2002

Account Information

         Shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Contracts") of MONY and MONY Life. All shares of the Portfolios are currently owned by "Separate Accounts" of MONY and MONY Life. The Separate Accounts invest in shares of the Portfolios in accordance with the allocation instructions received from holders of the Contracts. You should be aware that the Contracts involve fees and expenses that are not described in this Prospectus, and that the Contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular Contract. MONY is under common control with, and therefore affiliated with Enterprise Capital Management, Inc., the investment adviser of the Portfolios. In the future, shares of the Portfolios may be sold to Separate Accounts and other eligible investors that are not affiliated entities of MONY. It is possible, although not presently anticipated, that a material conflict could arise between and among the various investors in the Portfolios. If such a conflict were to occur, one or more investors might withdraw their investments in the Portfolios. This might force one or more of the Portfolios to sell portfolio securities at disadvantageous prices. You will find information about purchasing a Contract in the Prospectus that offers such Contracts.

Reports To Contractholders

         Every year the Portfolios will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information. To reduce expenses, the Portfolios will send one annual contractholder report, one semi-annual contractholder report and one annual prospectus per household, unless you instruct the Portfolios or your financial advisor otherwise.

Transaction and Account Policies

Valuation of Shares

         The purchase or redemption price of a Portfolio share is its next determined net asset value per share. The net asset value per share is calculated separately for each Portfolio. Each Portfolio calculates a share's net asset value by dividing net assets of the Portfolio by the total number of outstanding shares of such Portfolio.

         The Portfolios calculate net asset value at the close of regular trading on each day the New York Stock Exchange is open. Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

         If market quotations are not readily available or do not accurately reflect fair value for a security at the time the Portfolios' net asset value is calculated, such security may be valued at its fair value, as determined by methods approved by the Board of Trustees. This most commonly occurs with foreign securities, but may occur with domestic securities as well. For example, if a significant event occurs after the close of a foreign security's primary exchange, but prior to the calculation of the Portfolio's net asset value, the Portfolio may adjust the security's closing price on the primary exchange to reflect the fair valuation of the security after the significant event.

         The Portfolios may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. As a result, the value of the Portfolios' shares may change on days when you will not be able to purchase or redeem your shares.

Dividends, Distributions and Taxes

         Each Portfolio will distribute substantially all of its net investment income and realized net capital gains, if any. Each Portfolio declares and pays distributions of capital gains, if any, at least once per calendar year.

         Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Portfolio on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions.

         Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes. For information concerning the federal income tax consequences to holders of the Contracts, see the Prospectus for the Contracts.

Financial Highlights

         The financial highlights table is intended to help you understand the financial performance of the Portfolios. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statement and the independent auditors' report thereon are in the Annual Report and Semi-Annual Report, which may be obtained without charge upon request.

                                                                               (Unaudited)         For the Period
Mid-Cap Growth                                                              Six Months Ended       5/01/01 through
Portfolio                                                                     June 30, 2002           12/31/01
--------------                                                              ----------------       ---------------
Net asset value, beginning of period.....................................          $  7.68              $ 10.00
                                                                                   -------              -------

Income from investment operations:
Net investment income (loss).............................................            (0.03)(C)            (0.04)(C)
Net realized and unrealized gain (loss) on investments...................          $ (1.48)             $ (2.28)
                                                                                   -------              -------

Total from investment operations.........................................            (1.51)               (2.32)
                                                                                   -------              -------

Less dividends and distributions:
Dividends from net investment income.....................................               --                   --
Distributions from capital gains.........................................               --                   --
                                                                                   -------              -------

Total distributions......................................................               --                   --
                                                                                   -------              -------

Net asset value, end of period...........................................          $  6.17              $  7.68
                                                                                   -------              -------

Total return.............................................................           (19.66)%(B)          (23.20)%(B)
Net assets end of period (000)...........................................          $ 3,118              $ 2,389
Ratio of expenses to average net assets..................................             1.15%(A)             1.15%(A)
Ratio of expenses to average net assets (excluding reimbursement)........             2.02%(A)             3.80%(A)
Ratio of net investment income (loss) to average net assets..............            (0.89)%(A)           (0.81)%(A)
Ratio of net investment income (loss) to average net assets (excluding
  reimbursement).........................................................            (1.77)%(A)           (3.46)%(A)
Portfolio turnover.......................................................               79%                 135%

                                    (Unaudited)
                                     Six Months                       For the Years Ended December 31,
Managed                                Ended             ----------------------------------------------------------------
Portfolio                          June 30, 2002         2001             2000          1999           1998          1997
---------                          -------------         ----             ----          ----           ----          ----
Net asset value, beginning of
  period.........................  $    19.60         $    24.19      $    36.30     $    40.56     $    40.78   $    34.31

Income from investment
  operations:
Net investment income (loss).....        0.06(C)            0.13(C)         0.45(C)        0.50(C)        0.71         0.35
Net realized and unrealized gain
  (loss) on investments..........       (3.22)             (3.10)          (0.23)          2.65           2.53         8.06
                                   ----------         ----------      ----------     ----------     ----------   ----------

Total from investment operations.       (3.16)             (2.97)           0.22           3.15           3.24         8.41
                                   ----------         ----------      ----------     ----------     ----------   ----------

Less dividends and distributions:
Dividends from net investment
  income.........................          --              (0.48)          (0.75)         (0.79)         (0.43)       (0.55)
Distributions from capital gains.          --              (1.14)         (11.58)         (6.62)         (3.03)       (1.39)
                                   ----------         ----------      ----------     ----------     ----------   ----------

Total distributions..............          --             (1.62)         (12.33)         (7.41)         (3.46)       (1.94)
                                   ----------         ----------      ----------     ----------     ----------   ----------

Net asset value, end of period...  $    16.44         $    19.60      $    24.19     $    36.30     $    40.56   $    40.78
                                   ----------         ----------      ----------     ----------     ----------   ----------

Total return.....................      (16.12)%(B)        (11.15)%          1.46%          9.22%          7.95%       24.50%
Net assets end of period (000)...  $  829,530         $1,074,983      $1,452,864     $2,292,467     $2,739,305   $2,672,932
Ratio of expenses to average net
  assets.........................        0.87%(A)(F)        0.84%(F)        0.82%          0.76%          0.76%        0.76%
Ratio of expenses to average net
  assets (excluding
  reimbursement).................        0.87%(A)(F)        0.84%(F)        0.82%          0.76%          0.76%        0.76%
Ratio of net investment income
  (loss) to average net assets...        0.63%(A)(F)        0.60%(F)        1.44%          1.23%          1.66%        1.14%
Ratio of net investment income
  (loss) to average net assets
  (excluding reimbursement)......        0.63%(A)(F)        0.60%(F)        1.44%          1.23%          1.66%        1.14%
Portfolio turnover...............          35%               141%             19%            90%            46%          32%

                                                     (Unaudited)
                                                      Six Months      Year Ended      Year Ended    for the Period
                                                      Ended June     December 31,    December 31,   7/15/99 through
Balanced Portfolio                                     30, 2002          2001            2000          12/31/99
------------------                                   -----------     ------------    ------------   ---------------
Net asset value, beginning of period..............      $  4.86         $  5.14         $  5.20         $  5.00
                                                        -------         -------         -------         -------

Income from investment operations:
Net investment income (loss)......................         0.04(C)         0.10(C)         0.11(C)         0.04(C)
Net realized and unrealized gain (loss) on
  investments.....................................        (0.41)          (0.31)          (0.14)           0.16
                                                        -------         -------         -------         -------

Total from investment operations..................        (0.37)          (0.21)          (0.03)           0.20
                                                        -------         -------         -------         -------

Less dividends and distributions:
Dividends from net investment income..............           --           (0.07)          (0.01)             --
Distributions from capital gains..................           --              --           (0.02)             --
                                                        -------         -------         -------         -------

Total distributions...............................           --           (0.07)          (0.03)             --
                                                        -------         -------         -------         -------

Net asset value, end of period....................      $  4.49         $  4.86         $  5.14         $  5.20
                                                        -------         -------         -------         -------

Total return......................................        (7.61)%(B)      (3.86)%         (0.49)%          4.00%(B)
Net assets end of period (000)....................      $20,172         $21,917         $17,163         $ 9,886
Ratio of expenses to average net assets...........         0.88%(A)        0.89%           0.95%           0.95%(A)
Ratio of expenses to average net assets
  (excluding reimbursement).......................         0.88%(A)        0.89%           0.95%           1.89%(A)
Ratio of net investment income (loss) to average
  net assets......................................         1.89%(A)        2.09%           2.18%           1.93%(A)
Ratio of net investment income (loss) to average
  net assets (excluding reimbursement)............         1.89%(A)        2.09%           2.18%           0.99%(A)
Portfolio turnover................................           17%             41%             56%             13%

                                            (Unaudited)                                                        for the Period
                                            Six Months        Year Ended       Year Ended       Year Ended        12/01/98
                                               Ended         December 31,     December 31,     December 31,        Through
Growth Portfolio                           June 30, 2002         2001             2000             1999           12/31/98
----------------                           -------------     ------------     ------------     ------------    --------------
Net asset value, beginning of period...       $   5.21         $   5.99          $   6.56         $   5.27         $   5.00

Income from investment operations:
Net investment income (loss)...........           0.01(C)          0.02(C)           0.03(C)          0.02(C)          0.00
Net realized and unrealized gain (loss)
  on investments.......................          (0.74)           (0.78)            (0.54)            1.27             0.27
                                              --------         --------          --------         --------         --------

Total from investment operations.......          (0.73)           (0.76)            (0.51)            1.29             0.27
                                              --------         --------          --------         --------         --------

Less dividends and distributions:
Dividends from net investment income...             --            (0.02)            (0.01)              --               --
Distributions from capital gains.......             --               --             (0.05)              --               --
                                              --------         --------          --------         --------         --------

Total distributions....................             --            (0.02)            (0.06)              --               --

Net asset value, end of period.........       $   4.48         $   5.21          $   5.99         $   6.56         $   5.27
                                              --------         --------          --------         --------         --------

Total return...........................         (14.01)%(B)      (12.56)%           (7.79)%          24.48%            5.40%(B)
Net assets end of period (000).........       $242,997         $280,279          $319,207         $230,720         $  1,943
Ratio of expenses to average net assets           0.84%(A)         0.84%             0.83%            0.84%            1.15%(A)
Ratio of expenses to average net assets
  (excluding reimbursement)............           0.84%(A)         0.84%             0.83%            0.84%           25.33%(A)
Ratio of net investment income (loss)
  to average net assets................           0.36%(A)         0.34%             0.45%            0.29%           (0.25)%(A)
Ratio of net investment income (loss)
  to average net assets (excluding
  reimbursement).......................           0.36%(A)         0.34%             0.45%            0.29%          (24.43)%(A)
Portfolio turnover.....................             18%              52%               56%              30%               1%

                                                                               (Unaudited)         for the Period
Emerging Countries                                                          Six Months Ended       5/01/01 through
Portfolio                                                                     June 30, 2002           12/31/01
------------------                                                          ----------------       ---------------
Net asset value, beginning of period.....................................          $   9.52             $  10.00
                                                                                   --------             --------
Income from investment operations:
Net investment income (loss).............................................             (0.01)(C)             0.06(C)
Net realized and unrealized gain (loss) on investments...................             (0.22)               (0.54)
                                                                                   --------             ---------
Total from investment operations.........................................             (0.23)               (0.48)
                                                                                   --------             ---------
Less dividends and distributions:
Dividends from net investment income.....................................                --                   --
Distributions from capital gains.........................................                --                   --
                                                                                   --------             --------
Total distributions......................................................                --                   --
                                                                                   --------             --------
Net asset value, end of period...........................................          $   9.29             $   9.52
                                                                                   --------             --------
Total return.............................................................             (2.42)%(B)           (4.80)%(B)
Net assets end of period (000)...........................................          $  1,317             $    876
Ratio of expenses to average net assets..................................              1.80%(A)             1.80%(A)
Ratio of expenses to average net assets (excluding reimbursement)........              9.79%(A)            13.32%(A)
Ratio of net investment income (loss) to average net assets..............             (0.21)%(A)            1.14%(A)
Ratio of net investment income (loss) to average net assets (excluding
  reimbursement).........................................................             (8.20)%(A)          (10.39)%(A)
Portfolio turnover.......................................................               146%                 112%

                                                                               (Unaudited)         for the Period
Worldwide Growth                                                             Six Months Ended      5/01/01 through
Portfolio                                                                     June 30, 2002           12/31/01
----------------                                                             ----------------      ---------------
Net asset value, beginning of period......................................          $   8.92            $  10.00
                                                                                    --------            --------

Income from investment operations:
Net investment income (loss)..............................................             (0.00)(C)           (0.02)(C)
Net realized and unrealized gain (loss) on investments....................             (0.89)              (1.06)
                                                                                    --------            --------

Total from investment operations..........................................             (0.89)              (1.08)
                                                                                    --------            --------

Less dividends and distributions:
Dividends from net investment income......................................                --                  --
Distributions from capital gains..........................................                --                  --
                                                                                    --------            --------

Total distributions.......................................................                --                  --
                                                                                    --------            --------

Net asset value, end of period............................................             $8.03               $8.92
                                                                                    --------            --------

Total return..............................................................             (9.98)%(B)         (10.80)%(B)
Net assets end of period (000)............................................          $  1,022            $    769
Ratio of expenses to average net assets...................................              1.40%(A)            1.40%(A)
Ratio of expenses to average net assets (excluding reimbursement).........              8.37%(A)           11.63%(A)
Ratio of net investment income (loss) to average net assets...............             (0.04)%(A)          (0.37)%(A)
Ratio of net investment income (loss) to average net assets (excluding
  reimbursement)..........................................................             (7.01)%(A)         (10.61)%(A)
Portfolio turnover........................................................               129%                128%

                                        (Unaudited)
                                        Six Months                   for the Years Ended December 31,
                                           Ended       -----------------------------------------------------------
International Growth Portfolio        June 30, 2002      2001        2000         1999        1998          1997
------------------------------        -------------      ----        ----         ----        ----          ----
Net asset value, beginning of period.   $   4.33       $   6.94       $9.29     $   6.74    $   6.18      $   6.05
                                        --------       --------    --------     --------    --------      --------

Income from investment operations:
Net investment income (loss).........       0.04(C)        0.02(C)    (0.01)(C)     0.03(C)     0.06          0.06
Net realized and unrealized gain
  (loss) on investments..............      (0.02)         (2.02)      (1.57)        2.74        0.84          0.26
                                        --------       --------    --------     --------    --------      --------

Total from investment operations.....       0.02          (2.00)      (1.58)        2.77        0.90          0.32
                                        --------       --------    --------     --------    --------      --------

Less dividends and distributions:
Dividends from net investment income.         --          (0.04)      (0.02)       (0.12)      (0.07)        (0.04)
Distributions from capital gains.....         --          (0.57)      (0.75)       (0.10)      (0.27)        (0.15)
                                        --------       --------    --------     --------    --------      --------

Total distributions..................         --          (0.61)      (0.77)       (0.22)      (0.34)        (0.19)
                                                       --------    --------     --------    --------      --------

Net asset value, end of period.......   $   4.35       $   4.33    $   6.94     $   9.29    $   6.74      $   6.18
                                        --------       --------    --------     --------    --------      --------

Total return.........................       0.46%(B)     (27.80)%    (17.21)%      42.12%      14.83%         5.26%
Net assets end of period (000).......   $ 59,779       $ 62,742    $100,550     $134,255    $ 91,794      $ 78,148
Ratio of expenses to average net
  assets.............................       1.12%(A)       1.09%       1.04%        1.01%       1.22%         1.19%
Ratio of expenses to average net
  assets (excluding reimbursement)...       1.12%(A)       1.09%       1.04%        1.01%       1.22%         1.19%
Ratio of net investment income
  (loss) to average net assets.......       2.03%(A)       0.30%      (0.06)%       0.41%       1.04%         1.34%
Ratio of net investment income
  (loss) to average net assets
  (excluding reimbursement)..........       2.03%(A)       0.30%      (0.06)%       0.41%       1.04%         1.34%
Portfolio turnover...................        143%            95%         73%         129%         55%           28%

--------------------------------------
A     Annualized.
B     Not annualized.
C     Based on average shares outstanding.
D     Less than $.01 per share.
E Per share income from investment operations may vary from anticipated results due to the timing of purchases and redemptions.
F Does not reflect 0.01% of expense reduction due to an expense offset arrangement.

Additional Information

         Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act and in accordance therewith files reports and other information with the Commission. Proxy material, reports and other information can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. You may ask questions about the Portfolios by contacting MONY Life Insurance Company of New York, Mail Drop 9-34, 1740 Broadway, New York, New York 10019 or by telephone at 1-800-487-6669. Inquiries concerning management and investment policies of the Portfolios should be directed to Enterprise Capital Management, Inc., Atlanta Financial Center, 3343 Peachtree Road, Suite 450, Atlanta, Georgia 30326 or by telephone at 1-800-432-4320.

                               VOTING INFORMATION

         Contractholders may provide voting instructions by returning the completed voting instruction card in the enclosed postage paid envelope, by telephone, with a toll-free call to the number on the voting instruction card, or through the Internet at the website on the voting instruction card. Contractholders are encouraged to provide voting instructions by Internet or telephone, using the "control" number that appears on the enclosed voting instruction card. Subsequent to inputting this number, Contractholders will be prompted to provide their voting instructions for the Proposals. Contractholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. If Contractholders provide voting instructions via the Internet, in addition to confirming their voting instructions prior to submission, they will have the option to receive an e-mail confirming their voting instructions. These procedures, and certain other procedures that may be used, are designed to authenticate Contractholders' identities, to allow them to authorize their voting instructions and to confirm that their instructions have been properly recorded.

         If the Contractholder wishes to participate in the meeting, but does not wish to give his or her voting instructions by any of the methods outlined above, the Contractholders may attend the Meeting in person.

         Contractholders may revoke any voting instruction by giving another voting instruction or by letter or telegram revoking the initial instruction. In addition, you can revoke a prior voting instruction by simply offering new instructions using the original voting instructions card, by toll-free telephone call to the number on the voting instruction card, or through the Internet at the website on the voting instruction card. To be effective, the revocation must be received by the Portfolio prior to the Meeting and must indicate the Contractholder's name and account number. In addition, if the Contractholder attends the Meeting in person he or she may provide voting instructions at the Meeting, thereby canceling any voting instructions previously given.

         Each Company, as the holder of record of shares of each Portfolio, is required to "pass through" to its Contractholders the right to vote shares of such Portfolio. The Trust expects that each Company will vote 100% of the shares of each Portfolio held by its respective Separate Accounts. The Companies will vote shares of the Portfolios for which no instructions have been received in the same proportion as they vote shares for which they have received instructions. Abstentions will have the effect of a negative vote on the Proposals. Unmarked voting instructions from Contractholders will be voted in favor of the Proposals. Each Portfolio may adjourn the Meeting to the extent permitted by law, if necessary to permit the Companies to obtain additional voting instructions from Contractholders.

         The close of business on January 3, 2003 has been fixed as the record date (the "Record Date") for determining the number of shares outstanding and the Contractholders entitled to give voting instructions to the Companies. Information as to the number of outstanding shares for each Acquired Portfolio as of the Record Date is set forth below:

                                                                    Approximate
                                                                    Percentage                        Approximate
                                    Total Number    Shares Held       Held by      Shares Held by   Percentage Held
                                      of Shares     by Accounts     Accounts of      Accounts of     by Accounts of
Portfolios                           Outstanding      of MONY          MONY         MONY America      MONY America
----------                           -----------    -----------    ------------    --------------   ---------------
Mid-Cap Growth Portfolio
Balanced Portfolio
Emerging Countries Portfolio
Worldwide Growth Portfolio

         Approval of each Proposal requires the approval of a majority of the shares represented in person or by proxy and entitled to vote at the Meeting.

         Each Share of a Portfolio is entitled to one vote. Shareholders of each Portfolio vote separately, according to the instructions provided by Contractholders, on the proposals. The failure to approve one proposal by a Portfolio will not affect approval by another Portfolio.

         To the knowledge of management, the executive officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding Shares of each Portfolio as of January 3, 2003

         As of January 3, 2003, the following persons were known to the Trust to have allocated contributions under Contracts beneficially owned by such persons such that, upon the pass through of voting rights by a Company, would have the right to give voting instructions with respect to more than 5% of the outstanding shares of a Portfolio:

                                          Name and Address of
Portfolio Name                             Beneficial Owner                Shares                   (Percent)
--------------                            -------------------              ------                   ---------
[Please provide]

                             SHAREHOLDERS' PROPOSALS

         A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of an Acquired Portfolio must be received by such Acquired Portfolio a reasonable time before the Board's solicitation relating to such meeting is made in order to be included in the proxy statement and form of Proxy relating to that meeting. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. In the event that the Plans are approved at this Meeting with respect to each Acquired Portfolio, it is not expected that there will be any future shareholder meetings of each Acquired Portfolio.

                                        Catherine R. McClellan
                                        Secretary

Dated: January 17, 2002

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

                          DATED AS OF __________, 2003

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS.................1
   a. Definitions............................................................1
   b. Use of Defined Terms...................................................3
   c. Sections and Exhibits..................................................3
   d. Miscellaneous Terms....................................................3
2. THE REORGANIZATION........................................................3
   a. Transfer of Assets.....................................................3
   b. Assumption of Liabilities..............................................4
   c. Issuance and Valuation of Shares in the Reorganization.................4
   d. Distribution of Shares to the Acquired Portfolio Shareholders..........4
   e. Interest; Proceeds.....................................................4
   f. Valuation Time.........................................................4
   g. Evidence of Transfer...................................................4
   h. Termination............................................................4
3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED PORTFOLIO..................4
   a. Formation and Qualification............................................4
   b. Licenses...............................................................5
   c. Authority..............................................................5
   d. Financial Statements...................................................5
   e. Annual and Semi-Annual Reports.........................................5
   f. Prospectus and Statement of Additional Information.....................5
   g. Litigation.............................................................5
   h. Material Contracts.....................................................5
   i. No Conflict............................................................6
   j. Undisclosed Liabilities................................................6
   k. Taxes..................................................................6
   l. Assets.................................................................6
   m. Consents...............................................................6
   n. N-14 Registration Statement............................................6
   o. Capitalization.........................................................6
   p. Books and Records......................................................6
4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO.................7
   a. Formation and Qualification............................................7
   b. Licenses...............................................................7
   c. Authority..............................................................7
   d. Financial Statements...................................................7
   e. Annual and Semi-Annual Reports.........................................7
   f. Prospectus and Statement of Additional Information.....................7
   g. Litigation.............................................................7
   h. Material Contracts.....................................................8
   i. No Conflict............................................................8
   j. Undisclosed Liabilities................................................8
   k. Taxes..................................................................8
   l. Consents...............................................................8
   m. N-l4 Registration Statement............................................8
   n. Capitalization.........................................................8
   o. Shares of the Acquiring Portfolio......................................8
5. COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO...........9
   a. Special Shareholders Meeting...........................................9
   b. Unaudited Financial Statements.........................................9

   c. Share Ledger Records of the Acquiring Portfolio........................9
   d. Conduct of Business....................................................9
   e. Termination of the Acquired Portfolio..................................9
   f. Filing of N-14 Registration Statement..................................9
   g. Shares of the Acquiring Portfolio.....................................10
   h. Tax Returns...........................................................10
   i. Combined Proxy Statement and Prospectus Mailing.......................10
   j. Confirmation of Tax Basis.............................................10
   k. Shareholder List......................................................10
6. CLOSING DATE.............................................................10
7. CONDITIONS OF THE ACQUIRED PORTFOLIO.....................................10
   a. Representations and Warranties........................................10
   b. Performance...........................................................11
   c. Shareholder Approval..................................................11
   d. Approval of Board of Trustees.........................................11
   e. Deliveries by the Acquiring Portfolio.................................11
   f. No Material Adverse Change............................................12
   g. Absence of Litigation.................................................12
   h. Proceedings and Documents.............................................12
   i. N-14 Registration Statement...........................................12
   j. Compliance with Laws; No Adverse Action or Decision...................12
   k. Commission Orders or Interpretations..................................12
8. CONDITIONS OF THE ACQUIRING PORTFOLIO....................................12
   a. Representations and Warranties........................................12
   b. Performance...........................................................13
   c. Shareholder Approval..................................................13
   d. Approval of Board of Trustees.........................................13
   e. Deliveries by the Acquired Portfolio..................................13
   f. No Material Adverse Change............................................13
   g. Absence of Litigation.................................................13
   h. Proceedings and Documents.............................................13
   i. N-l4 Registration Statement...........................................13
   j. Compliance with Laws; No Adverse Action or Decision...................13
   k. Commission Orders or Interpretations..................................14
   l. Dividends.............................................................14
9. TERMINATION, POSTPONEMENT AND WAIVERS....................................14
   a. Termination of Agreement..............................................14
   b. Commission Order......................................................14
   c. Effect of Termination.................................................15
   d. Waivers; Non-Material Changes.........................................15
10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES..............................15
11. OTHER MATTERS...........................................................15
   a. Obligations...........................................................15
   b. Further Assurances....................................................15
   c. Notices...............................................................15
   d. Entire Agreement......................................................16
   e. Amendment.............................................................16
   f. Governing Law.........................................................16
   g. Assignment............................................................16
   h. Costs of the Reorganization...........................................16
   i. Severability..........................................................16
   j. Headings..............................................................16
   k. Counterparts..........................................................16

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ___ day of ____________ 2003, by and between the Enterprise Mid-Cap Growth Portfolio (the "Acquired Portfolio") and the Enterprise Managed Portfolio (the "Acquiring Portfolio"), each a separate investment portfolio of Enterprise Accumulation Trust (the "Trust").

                             PLAN OF REORGANIZATION

      WHEREAS, the Acquired Portfolio owns securities that generally are assets of the character in which the Acquiring Portfolio is permitted to invest;

      WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Portfolio's Assets (as defined herein), and assumption of the Acquired Portfolio's Assumed Liabilities (as defined herein), by the Acquiring Portfolio solely in exchange for an aggregate value of newly issued shares of beneficial interest, par value $.01 per share, of the Acquiring Portfolio (the "Shares"), equal to the net asset value of the Acquired Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Portfolio of the Shares to its shareholders in liquidation of the Acquired Portfolio, all upon and subject to the terms hereinafter set forth (the "Reorganization");

      WHEREAS, in the course of the Reorganization, each holder, if any, of shares of the Acquired Portfolio will be entitled to receive Shares of the Acquiring Portfolio on the Closing Date (as defined herein);

      WHEREAS, the aggregate net asset value of the Shares to be received by each shareholder of the Acquired Portfolio will equal the aggregate net asset value of the Acquired Portfolio shares owned by such shareholder as of the Valuation Time (as defined herein); and

      WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code.

                                    AGREEMENT

      NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Portfolio and the Acquiring Portfolio hereby agree as follows:

1.    DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

a. Definitions. As used herein the following terms have the following respective meanings:

            "Acquired Portfolio" shall refer to Enterprise Mid-Cap Growth Portfolio.

            "Acquiring Portfolio" shall refer to Enterprise Managed
      Portfolio.

            "Agreement" has the meaning ascribed thereto in the introduction hereof.

            "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of Enterprise Mid-Cap Growth Portfolio.

            "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of Enterprise Mid-Cap Growth Portfolio.

            "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

            "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

            "Commission" shall mean the Securities and Exchange Commission.

            "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

            "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

            "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

            "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

            "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

            "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

            "Majority Shareholder Vote" shall mean the affirmative vote of a majority of the shares represented at the meeting of shareholders of the Acquired Portfolio and entitled to vote.

            "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on:
      (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

            "N-l4 Registration Statement" has the meaning ascribed thereto in
      Section 3(n) hereof.

            "PWC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Trust.

            "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

            "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

            "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

            "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

            "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

            "Securities Act" shall mean the Securities Act of 1933, as amended.

            "Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization."

            "Trust" shall refer to Enterprise Accumulation Trust.

            "Trust Declaration of Trust" shall mean the Declaration of Trust of the Trust, dated as of March 1, 1988, as amended to date.

            "Trust Prospectus" shall mean the prospectus relating to the Acquiring Portfolio and the Acquired Portfolio, dated May 1, 2002.

            "Trust Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Portfolio and the Acquired Portfolio, dated May 1, 2002.

            "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

      b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

      c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

      d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION

      a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Portfolio, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Portfolio shall convey, transfer and deliver to the Acquiring Portfolio, and the Acquiring Portfolio shall purchase, acquire and accept from the Acquired Portfolio, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Portfolio (such assets are collectively referred to herein as the "Assets").

      b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Portfolio, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Portfolio will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Portfolio then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

      c. Issuance and Valuation of Shares in the Reorganization. Full Shares, and to the extent necessary, a fractional Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Portfolio hereunder, determined as hereinafter provided shall be issued by the Acquiring Portfolio to the Acquired Portfolio in exchange for such Assets. The net asset value of the Acquired Portfolio's Assets and the Acquiring Portfolio's Shares shall be determined in accordance with the procedures described in the Trust Prospectus and the Trust Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Portfolio in cooperation with the Acquired Portfolio.

      d. Distribution of Shares to the Acquired Portfolio Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Portfolio will distribute all Shares received by it from the Acquiring Portfolio in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Portfolio. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Portfolio in the amounts due the shareholders of the Acquired Portfolio based on their respective holdings in the Acquired Portfolio as of the Valuation Time.

      e. Interest; Proceeds. The Acquired Portfolio will pay or cause to be paid to the Acquiring Portfolio any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

      f. Valuation Time.

            i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on ___________, 2002, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

            ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      g. Evidence of Transfer. The Acquiring Portfolio and the Acquired Portfolio will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Portfolio.

      h. Termination. The Acquired Portfolio's existence as a separate investment portfolio of the Trust will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED PORTFOLIO

      The Acquired Portfolio represents and warrants to the Acquiring Portfolio as follows:

      a. Formation and Qualification. The Acquired Portfolio is a separate investment portfolio of Enterprise Accumulation Trust, a trust duly organized, validly existing and in good standing in conformity with the laws of

Massachusetts, and the Acquired Portfolio has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

      b. Licenses. The Acquired Portfolio (or the Trust on behalf of the Acquired Portfolio) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Portfolio. The Acquired Portfolio has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon the liquidation of the Acquired Portfolio.

      c. Authority. The Trust, on behalf of the Acquired Portfolio, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Portfolio and no other proceedings on the part of the Trust or the Acquired Portfolio are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Portfolio shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Trust, on behalf of the Acquired Portfolio, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Portfolio, this Agreement constitutes a legal, valid and binding obligation of the Acquired Portfolio enforceable against the Acquired Portfolio in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. Financial Statements. The Acquiring Portfolio has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Portfolio, each as of December 31, 2001, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. Annual and Semi-Annual Reports. The Acquiring Portfolio has been furnished with the Acquired Portfolio's Annual Report for the year ended December 31, 2001 and the Semi-Annual Report for the six months ended June 30, 2002, and the financial statements appearing therein fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. Prospectus and Statement of Additional Information. The Acquiring Portfolio has been furnished with the Trust Prospectus and the Trust Statement of Additional Information, and insofar as they relate to the Acquired Portfolio, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Portfolio, threatened against the Acquired Portfolio that could reasonably be expected to have a Material Adverse Effect on the Acquired Portfolio. The Acquired Portfolio is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Portfolio.

      h. Material Contracts. There are no material contracts outstanding to which the Trust, on behalf of the Acquired Portfolio, is a party that have not been disclosed in the N-14 Registration Statement, the Trust Prospectus or the Trust Statement of Additional Information.

      i. No Conflict. The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Portfolio, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Trust Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Trust, on behalf of the Acquired Portfolio, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Portfolio or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Portfolio.

      j. Undisclosed Liabilities. The Acquired Portfolio has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2002, and those incurred in connection with the Reorganization.

      k. Taxes. The Acquired Portfolio has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Portfolio has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. Assets. The Acquired Portfolio has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Portfolio is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Portfolio will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

      m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Portfolio of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Trustees of the Trust, as required by Rule 17a-8(a) thereunder) or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and (iii) the approval of the Board of Trustees of the Trust.

      n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Trust, on behalf of the Acquiring Portfolio, on Form N-14 relating to the Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Portfolio and the prospectus of the Acquiring Portfolio with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Portfolio (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      o. Capitalization. Under the Trust Declaration of Trust, the Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share. All issued and outstanding shares of the Acquired Portfolio are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. There are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Portfolio to issue any of its shares or securities convertible into its shares.

      p. Books and Records. The books and records of the Acquired Portfolio made available to the Acquiring Portfolio and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Portfolio.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

      The Acquiring Portfolio represents and warrants to the Acquired Portfolio as follows:

      a. Formation and Qualification. The Acquiring Portfolio is a separate investment portfolio of Enterprise Accumulation Trust, a trust duly organized, validly existing and in good standing in conformity with the laws of Massachusetts, and the Acquiring Portfolio has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

      b. Licenses. The Acquiring Portfolio (or the Trust on behalf of the Acquiring Portfolio) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Portfolio. The Acquiring Portfolio has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

      c. Authority. The Trust, on behalf of the Acquiring Portfolio, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Portfolio and no other proceedings on the part of the Acquiring Portfolio are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Trust, on behalf of the Acquiring Portfolio, and assuming due authorization, execution and delivery of this Agreement by the Acquired Portfolio, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Portfolio enforceable against the Acquiring Portfolio in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. Financial Statements. The Acquired Portfolio has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Portfolio, each as of December 31, 2001, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. Annual and Semi-Annual Reports. The Acquired Portfolio has been furnished with the Acquiring Portfolio's Annual Report for the year ended December 31, 2001 and the Semi-Annual Report for the six months ended June 30, 2002, and the financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. Prospectus and Statement of Additional Information. The Acquired Portfolio has been furnished with the Trust Prospectus and the Trust Statement of Additional Information, and insofar as they relate to the Acquiring Portfolio, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Portfolio, threatened against the Acquiring Portfolio that could reasonably be expected to have a Material Adverse Effect on the Acquiring Portfolio. The Acquiring Portfolio is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Portfolio.

      h. Material Contracts. There are no material contracts outstanding to which the Trust, on behalf of the Acquiring Portfolio, is a party that have not been disclosed in the N-14 Registration Statement, the Trust Prospectus, or the Trust Statement of Additional Information.

      i. No Conflict. The execution and delivery of this Agreement by the Trust, on behalf of the Acquiring Portfolio, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Trust Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Trust, on behalf of the Acquiring Portfolio, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Portfolio or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Portfolio.

      j. Undisclosed Liabilities. The Acquiring Portfolio has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2002, and those incurred in connection with the Reorganization.

      k. Taxes. The Acquiring Portfolio has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Portfolio has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Portfolio of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Trustees of the Trust, as required by Rule 17a-8(a) thereunder), or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and
(ii) the approval of the Board of Trustees of the Trust.

      m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Portfolio (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      n. Capitalization. Under the Trust Declaration of Trust, the Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share. All issued and outstanding shares of the Acquiring Portfolio are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. There are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Portfolio to issue any of its shares or securities convertible into its shares.

      o. Shares of the Acquiring Portfolio.

            i. The Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio and subsequently distributed by the Acquired Portfolio to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Portfolio will have any preemptive right of subscription or purchase in respect thereof.

            ii. At or prior to the Closing Date, the Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Portfolio presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

      a. Special Shareholders Meeting. The Acquired Portfolio agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

      b. Unaudited Financial Statements.

            i. The Acquired Portfolio hereby agrees to furnish or cause its agents to furnish to the Acquiring Portfolio, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Portfolio with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Portfolio (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

            ii. The Acquiring Portfolio hereby agrees to furnish or cause its agents to furnish to the Acquired Portfolio, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Portfolio with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Portfolio (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      c. Share Ledger Records of the Acquiring Portfolio. The Acquiring Portfolio agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Portfolio in connection with the distribution of Shares by the Acquired Portfolio to such shareholders in accordance with Section 2(d) hereof.

      d. Conduct of Business. The Acquired Portfolio and the Acquiring Portfolio each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      e. Termination of the Acquired Portfolio. The Trust, on behalf of the Acquired Portfolio, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Portfolio in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

      f. Filing of N-14 Registration Statement. The Trust, on behalf of the Acquiring Portfolio, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the

N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Portfolio and the Acquiring Portfolio agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

      g. Shares of the Acquiring Portfolio. The Acquired Portfolio will not sell or otherwise dispose of any of the Shares to be received by it from the Acquiring Portfolio in connection with the Reorganization, except in distribution to the shareholders of the Acquired Portfolio in accordance with the terms hereof.

      h. Tax Returns. The Acquired Portfolio and the Acquiring Portfolio each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Portfolio and the Acquired Portfolio agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

      i. Combined Proxy Statement and Prospectus Mailing. The Acquired Portfolio agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Portfolio) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

      j. Confirmation of Tax Basis. The Acquired Portfolio will deliver to the Acquiring Portfolio on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Portfolio hereunder.

      k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Portfolio shall deliver to the Acquiring Portfolio a list of the names and addresses of all of the shareholders of record of the Acquired Portfolio on the Closing Date and the number of shares of the Acquired Portfolio owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Trust, on behalf of the Acquired Portfolio.

6. CLOSING DATE

      The closing of the transactions contemplated by this Agreement shall be at the offices of Enterprise Accumulation Trust after the close of the New York Stock Exchange on ____________, 2002, or at such other place, time and date agreed to by the Acquired Portfolio and the Acquiring Portfolio. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Portfolio shall cause such Assets to be transferred to the Acquiring Portfolio's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED PORTFOLIO

      The obligations of the Acquired Portfolio hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Portfolio only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Portfolio at any time in its sole discretion.

      a. Representations and Warranties. The representations and warranties of the Acquiring Portfolio made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

      b. Performance. The Acquiring Portfolio shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of the Trust, on behalf of the Acquiring Portfolio, including a majority of the Trustees who are not "interested persons" of the Trust as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Portfolio and (ii) the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of the Reorganization.

      e. Deliveries by the Acquiring Portfolio. At or prior to the Closing Date, the Acquiring Portfolio shall deliver to the Acquired Portfolio the following:

            i. a certificate, in form and substance reasonably satisfactory to the Acquired Portfolio, executed by the President (or a Vice President) of the Trust, on behalf of the Acquiring Portfolio, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

            ii. the unaudited financial statements of the Acquiring Portfolio required by Section 5(b)(ii) hereof; and

            iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquired Portfolio, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Portfolio in return solely for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Portfolio and the Acquiring Portfolio will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Portfolio as a result of the Asset transfer solely in return for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities or on the distribution of the Shares to the Acquired Portfolio shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Portfolio on the receipt of the Assets in return for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Portfolio on the receipt of Shares in return for their shares of the Acquired Portfolio; (v) in accordance with
      Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Portfolio will be the same as the tax basis of such Assets in the hands of the Acquired Portfolio immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Shares received by the shareholders of the Acquired Portfolio in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Portfolio surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Shares will be determined by including the period for which such shareholder held the shares of the Acquired Portfolio exchanged therefor, provided that the Acquired Portfolio shares were held as a capital asset;
      (viii) in accordance with Section 1223 of the Code, the Acquiring Portfolio's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Portfolio; and (ix) the taxable year of the Acquired Portfolio will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Portfolio will succeed to and take into account certain tax attributes of the Acquired Portfolio, such as earnings and profits, capital loss carryovers and method of accounting.

      f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Portfolio since June 30, 2002, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Portfolio's customary operating expenses, each in the ordinary course of business.

      g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Portfolio and its counsel, and the Acquired Portfolio and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Portfolio or its counsel may reasonably request.

      i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Portfolio or the Acquired Portfolio, contemplated by the Commission.

      j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Portfolio or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. Commission Orders or Interpretations. The Acquired Portfolio shall have received from the Commission such orders or interpretations as counsel to the Acquired Portfolio deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING PORTFOLIO

      The obligations of the Acquiring Portfolio hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Portfolio only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Portfolio at any time in its sole discretion.

      a. Representations and Warranties. The representations and warranties of the Acquired Portfolio made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

      b. Performance. The Acquired Portfolio shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of the Trust, on behalf of the Acquired Portfolio, including a majority of the Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Portfolio and (ii) the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of the Reorganization.

      e. Deliveries by the Acquired Portfolio. At or prior to the Closing Date, the Acquired Portfolio shall deliver to the Acquiring Portfolio the following:

            i. a certificate, in form and substance reasonably satisfactory to the Acquiring Portfolio, executed by the President (or a Vice President) of the Trust, on behalf of the Acquired Portfolio, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
      (d) and (f) have been fulfilled;

            ii. the unaudited financial statements of the Acquired Portfolio required by Section 5(b)(i) hereof; and

            iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquiring Portfolio, with respect to the matters specified in
      Section 7(e)(iii) hereof.

      f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Portfolio since June 30, 2002, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Portfolio's customary operating expenses, each in the ordinary course of business. The Acquired Portfolio reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest.

      g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Portfolio and its counsel, and the Acquiring Portfolio and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Portfolio or its counsel may reasonably request.

      i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Portfolio or the Acquiring Portfolio, contemplated by the Commission.

      j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Portfolio or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. Commission Orders or Interpretations. The Acquiring Portfolio shall have received from the Commission such orders or interpretations as counsel to the Acquiring Portfolio, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

      l. Dividends. Prior to the Closing Date, the Acquired Portfolio shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

      a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Portfolio) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

            i. by the Acquired Portfolio or the Acquiring Portfolio if:

                  (1) the Board of Trustees of the Trust so agree in writing; or

                  (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

            ii. by the Acquired Portfolio if any condition of the Acquired Portfolio's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

            iii. by the Acquiring Portfolio if any condition of the Acquiring Portfolio's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

      b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Portfolio prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Portfolio promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

      c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Portfolio or the Acquiring Portfolio, or the Trust, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

      d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Portfolio or Acquiring Portfolio for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

      The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Portfolio nor the Acquiring Portfolio nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Portfolio or the Acquiring Portfolio, or of the Trust against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

      a. Obligations. Copies of the Trust Declaration of Trust are on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust on behalf of the Acquired Portfolio and on behalf of the Acquiring Portfolio.

      b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

      c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Portfolio or the Acquiring Portfolio, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

      If to the Acquired Portfolio, to:

            Enterprise Accumulation Trust
            Atlanta Financial Center
            3343 Peachtree Road, N.E., Suite 450
            Atlanta, Georgia  30326
            Attention: Catherine R. McClellan

      With a copy to:

            Shearman & Sterling
            599 Lexington Avenue
            New York, New York  10022
            Attention: Margery K. Neale, Esq.

      If to the Acquiring Portfolio, to:

            Enterprise Accumulation Trust
            Atlanta Financial Center
            3343 Peachtree Road, N.E., Suite 450
            Atlanta, Georgia  30326
            Attention: Catherine R. McClellan

      With a copy to:

            Shearman & Sterling
            599 Lexington Avenue
            New York, New York  10022
            Attention: Margery K. Neale, Esq.

      d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

      e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Portfolio pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Shares to be issued to the Acquired Portfolio shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

      f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of Georgia applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

      g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

      i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

      j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

      k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

      IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                         ENTERPRISE ACCUMULATION TRUST, ON
                                         BEHALF OF ENTERPRISE MID-CAP GROWTH
ATTEST:                                  PORTFOLIO

By:                                      By:
   ---------------------------------        ----------------------------------
Name:                                    Name:
Title:                                   Title:


                                         ENTERPRISE ACCUMULATION TRUST, ON
ATTEST:                                  BEHALF OF ENTERPRISE MANAGED PORTFOLIO

By:                                      By:
   ---------------------------------        ----------------------------------
Name:                                    Name:
Title:                                   Title:

                                                                      APPENDIX B

                      AGREEMENT AND PLAN OF REORGANIZATION

                            DATED AS OF      , 2003

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS.................1
   a. Definitions............................................................1
   b. Use of Defined Terms...................................................3
   c. Sections and Exhibits..................................................3
   d. Miscellaneous Terms....................................................3
2. THE REORGANIZATION........................................................3
   a. Transfer of Assets.....................................................3
   b. Assumption of Liabilities..............................................4
   c. Issuance and Valuation of Shares in the Reorganization.................4
   d. Distribution of Shares to the Acquired Portfolio Shareholders..........4
   e. Interest; Proceeds.....................................................4
   f. Valuation Time.........................................................4
   g. Evidence of Transfer...................................................4
   h. Termination............................................................4
3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED PORTFOLIO..................4
   a. Formation and Qualification............................................4
   b. Licenses...............................................................5
   c. Authority..............................................................5
   d. Financial Statements...................................................5
   e. Annual and Semi-Annual Reports.........................................5
   f. Prospectus and Statement of Additional Information.....................5
   g. Litigation.............................................................5
   h. Material Contracts.....................................................5
   i. No Conflict............................................................6
   j. Undisclosed Liabilities................................................6
   k. Taxes..................................................................6
   l. Assets.................................................................6
   m. Consents...............................................................6
   n. N-14 Registration Statement............................................6
   o. Capitalization.........................................................6
   p. Books and Records......................................................6
4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO.................7
   a. Formation and Qualification............................................7
   b. Licenses...............................................................7
   c. Authority..............................................................7
   d. Financial Statements...................................................7
   e. Annual and Semi-Annual Reports.........................................7
   f. Prospectus and Statement of Additional Information.....................7
   g. Litigation.............................................................7
   h. Material Contracts.....................................................8
   i. No Conflict............................................................8
   j. Undisclosed Liabilities................................................8
   k. Taxes..................................................................8
   l. Consents...............................................................8
   m. N-l4 Registration Statement............................................8
   n. Capitalization.........................................................8
   o. Shares of the Acquiring Portfolio......................................8
5. COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO...........9
   a. Special Shareholders Meeting...........................................9
   b. Unaudited Financial Statements.........................................9
   c. Share Ledger Records of the Acquiring Portfolio........................9
   d. Conduct of Business....................................................9

   e. Termination of the Acquired Portfolio..................................9
   f. Filing of N-14 Registration Statement..................................9
   g. Shares of the Acquiring Portfolio.....................................10
   h. Tax Returns...........................................................10
   i. Combined Proxy Statement and Prospectus Mailing.......................10
   j. Confirmation of Tax Basis.............................................10
   k. Shareholder List......................................................10
6. CLOSING DATE.............................................................10
7. CONDITIONS OF THE ACQUIRED PORTFOLIO.....................................10
   a. Representations and Warranties........................................10
   b. Performance...........................................................11
   c. Shareholder Approval..................................................11
   d. Approval of Board of Trustees.........................................11
   e. Deliveries by the Acquiring Portfolio.................................11
   f. No Material Adverse Change............................................12
   g. Absence of Litigation.................................................12
   h. Proceedings and Documents.............................................12
   i. N-14 Registration Statement...........................................12
   j. Compliance with Laws; No Adverse Action or Decision...................12
   k. Commission Orders or Interpretations..................................12
8. CONDITIONS OF THE ACQUIRING PORTFOLIO....................................12
   a. Representations and Warranties........................................12
   b. Performance...........................................................13
   c. Shareholder Approval..................................................13
   d. Approval of Board of Trustees.........................................13
   e. Deliveries by the Acquired Portfolio..................................13
   f. No Material Adverse Change............................................13
   g. Absence of Litigation.................................................13
   h. Proceedings and Documents.............................................13
   i. N-l4 Registration Statement...........................................13
   j. Compliance with Laws; No Adverse Action or Decision...................13
   k. Commission Orders or Interpretations..................................14
   l. Dividends.............................................................14
9. TERMINATION, POSTPONEMENT AND WAIVERS....................................14
   a. Termination of Agreement..............................................14
   b. Commission Order......................................................14
   c. Effect of Termination.................................................15
   d. Waivers; Non-Material Changes.........................................15
10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES..............................15
11. OTHER MATTERS...........................................................15
   a. Obligations...........................................................15
   b. Further Assurances....................................................15
   c. Notices...............................................................15
   d. Entire Agreement......................................................16
   e. Amendment.............................................................16
   f. Governing Law.........................................................16
   g. Assignment............................................................16
   h. Costs of the Reorganization...........................................16
   i. Severability..........................................................16
   j. Headings..............................................................16
   k. Counterparts..........................................................16

                      AGREEMENT AND PLAN OF REORGANIZATION

            THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ___ day of _______________ 2003, by and between the Enterprise Balanced Portfolio (the "Acquired Portfolio") and the Enterprise Growth Portfolio (the "Acquiring Portfolio"), each a separate investment portfolio of Enterprise Accumulation Trust (the "Trust").

                             PLAN OF REORGANIZATION

            WHEREAS, the Acquired Portfolio owns securities that generally are assets of the character in which the Acquiring Portfolio is permitted to invest;

            WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Portfolio's Assets (as defined herein), and assumption of the Acquired Portfolio's Assumed Liabilities (as defined herein), by the Acquiring Portfolio solely in exchange for an aggregate value of newly issued shares of beneficial interest, par value $.01 per share, of the Acquiring Portfolio (the "Shares"), equal to the net asset value of the Acquired Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Portfolio of the Shares to its shareholders in liquidation of the Acquired Portfolio, all upon and subject to the terms hereinafter set forth (the "Reorganization");

            WHEREAS, in the course of the Reorganization, each holder, if any, of shares of the Acquired Portfolio will be entitled to receive Shares of the Acquiring Portfolio on the Closing Date (as defined herein);

            WHEREAS, the aggregate net asset value of the Shares to be received by each shareholder of the Acquired Portfolio will equal the aggregate net asset value of the Acquired Portfolio shares owned by such shareholder as of the Valuation Time (as defined herein); and

            WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code.

                                    AGREEMENT

            NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Portfolio and the Acquiring Portfolio hereby agree as follows:

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

      a. Definitions. As used herein the following terms have the following respective meanings:

            "Acquired Portfolio" shall refer to Enterprise Balanced Portfolio.

            "Acquiring Portfolio" shall refer to Enterprise Growth Portfolio.

            "Agreement" has the meaning ascribed thereto in the introduction hereof.

            "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of Enterprise Balanced Portfolio.

            "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of Enterprise Balanced Portfolio.

            "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

            "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

            "Commission" shall mean the Securities and Exchange Commission.

            "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

            "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

            "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

            "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

            "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

            "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

            "Majority Shareholder Vote" shall mean the affirmative vote of a majority of the shares represented at the meeting of shareholders of the Acquired Portfolio and entitled to vote.

            "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on:
      (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

            "N-l4 Registration Statement" has the meaning ascribed thereto in
      Section 3(n) hereof.

            "PWC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Trust.

            "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

            "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

            "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

            "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

            "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

            "Securities Act" shall mean the Securities Act of 1933, as amended.

            "Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization."

            "Trust" shall refer to Enterprise Accumulation Trust.

            "Trust Declaration of Trust" shall mean the Declaration of Trust of the Trust, dated as of March 1, 1988, as amended to date.

            "Trust Prospectus" shall mean the prospectus relating to the Acquiring Portfolio and the Acquired Portfolio, dated May 1, 2002.

             "Trust Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Portfolio and the Acquired Portfolio, dated May 1, 2002.

            "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

      b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

      c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

      d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION

      a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Portfolio, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Portfolio shall convey, transfer and deliver to the Acquiring Portfolio, and the Acquiring Portfolio shall purchase, acquire and accept from the Acquired Portfolio, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Portfolio (such assets are collectively referred to herein as the "Assets").

      b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Portfolio, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Portfolio will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Portfolio then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

      c. Issuance and Valuation of Shares in the Reorganization. Full Shares, and to the extent necessary, a fractional Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Portfolio hereunder, determined as hereinafter provided shall be issued by the Acquiring Portfolio to the Acquired Portfolio in exchange for such Assets. The net asset value of the Acquired Portfolio's Assets and the Acquiring Portfolio's Shares shall be determined in accordance with the procedures described in the Trust Prospectus and the Trust Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Portfolio in cooperation with the Acquired Portfolio.

      d. Distribution of Shares to the Acquired Portfolio Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Portfolio will distribute all Shares received by it from the Acquiring Portfolio in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Portfolio. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Portfolio in the amounts due the shareholders of the Acquired Portfolio based on their respective holdings in the Acquired Portfolio as of the Valuation Time.

      e. Interest; Proceeds. The Acquired Portfolio will pay or cause to be paid to the Acquiring Portfolio any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

      f. Valuation Time.

            i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on , 2002, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

            ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      g. Evidence of Transfer. The Acquiring Portfolio and the Acquired Portfolio will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Portfolio.

      h. Termination. The Acquired Portfolio's existence as a separate investment portfolio of the Trust will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED PORTFOLIO

            The Acquired Portfolio represents and warrants to the Acquiring Portfolio as follows:

      a. Formation and Qualification. The Acquired Portfolio is a separate investment portfolio of Enterprise Accumulation Trust, a trust duly organized, validly existing and in good standing in conformity with the laws of

Massachusetts, and the Acquired Portfolio has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

      b. Licenses. The Acquired Portfolio (or the Trust on behalf of the Acquired Portfolio) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Portfolio. The Acquired Portfolio has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon the liquidation of the Acquired Portfolio.

      c. Authority. The Trust, on behalf of the Acquired Portfolio, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Portfolio and no other proceedings on the part of the Trust or the Acquired Portfolio are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Portfolio shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Trust, on behalf of the Acquired Portfolio, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Portfolio, this Agreement constitutes a legal, valid and binding obligation of the Acquired Portfolio enforceable against the Acquired Portfolio in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. Financial Statements. The Acquiring Portfolio has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Portfolio, each as of December 31, 2001, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. Annual and Semi-Annual Reports. The Acquiring Portfolio has been furnished with the Acquired Portfolio's Annual Report for the year ended December 31, 2001 and the Semi-Annual Report for the six months ended June 30, 2002, and the financial statements appearing therein fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. Prospectus and Statement of Additional Information. The Acquiring Portfolio has been furnished with the Trust Prospectus and the Trust Statement of Additional Information, and insofar as they relate to the Acquired Portfolio, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Portfolio, threatened against the Acquired Portfolio that could reasonably be expected to have a Material Adverse Effect on the Acquired Portfolio. The Acquired Portfolio is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Portfolio.

      h. Material Contracts. There are no material contracts outstanding to which the Trust, on behalf of the Acquired Portfolio, is a party that have not been disclosed in the N-14 Registration Statement, the Trust Prospectus or the Trust Statement of Additional Information.

      i. No Conflict. The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Portfolio, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Trust Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Trust, on behalf of the Acquired Portfolio, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Portfolio or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Portfolio.

      j. Undisclosed Liabilities. The Acquired Portfolio has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2002, and those incurred in connection with the Reorganization.

      k. Taxes. The Acquired Portfolio has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Portfolio has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. Assets. The Acquired Portfolio has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Portfolio is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Portfolio will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

      m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Portfolio of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Trustees of the Trust, as required by Rule 17a-8(a) thereunder) or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and (iii) the approval of the Board of Trustees of the Trust.

      n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Trust, on behalf of the Acquiring Portfolio, on Form N-14 relating to the Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Portfolio and the prospectus of the Acquiring Portfolio with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Portfolio (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      o. Capitalization. Under the Trust Declaration of Trust, the Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share. All issued and outstanding shares of the Acquired Portfolio are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. There are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Portfolio to issue any of its shares or securities convertible into its shares.

      p. Books and Records. The books and records of the Acquired Portfolio made available to the Acquiring Portfolio and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Portfolio.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

            The Acquiring Portfolio represents and warrants to the Acquired Portfolio as follows:

      a. Formation and Qualification. The Acquiring Portfolio is a separate investment portfolio of Enterprise Accumulation Trust, a trust duly organized, validly existing and in good standing in conformity with the laws of Massachusetts, and the Acquiring Portfolio has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

      b. Licenses. The Acquiring Portfolio (or the Trust on behalf of the Acquiring Portfolio) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Portfolio. The Acquiring Portfolio has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

      c. Authority. The Trust, on behalf of the Acquiring Portfolio, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Portfolio and no other proceedings on the part of the Acquiring Portfolio are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Trust, on behalf of the Acquiring Portfolio, and assuming due authorization, execution and delivery of this Agreement by the Acquired Portfolio, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Portfolio enforceable against the Acquiring Portfolio in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. Financial Statements. The Acquired Portfolio has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Portfolio, each as of December 31, 2001, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. Annual and Semi-Annual Reports. The Acquired Portfolio has been furnished with the Acquiring Portfolio's Annual Report for the year ended December 31, 2001 and the Semi-Annual Report for the six months ended June 30, 2002, and the financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. Prospectus and Statement of Additional Information. The Acquired Portfolio has been furnished with the Trust Prospectus and the Trust Statement of Additional Information, and insofar as they relate to the Acquiring Portfolio, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Portfolio, threatened against the Acquiring Portfolio that could reasonably be expected to have a Material Adverse Effect on the Acquiring Portfolio. The Acquiring Portfolio is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Portfolio.

      h. Material Contracts. There are no material contracts outstanding to which the Trust, on behalf of the Acquiring Portfolio, is a party that have not been disclosed in the N-14 Registration Statement, the Trust Prospectus, or the Trust Statement of Additional Information.

      i. No Conflict. The execution and delivery of this Agreement by the Trust, on behalf of the Acquiring Portfolio, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Trust Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Trust, on behalf of the Acquiring Portfolio, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Portfolio or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Portfolio.

      j. Undisclosed Liabilities. The Acquiring Portfolio has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2002 and those incurred in connection with the Reorganization.

      k. Taxes. The Acquiring Portfolio has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Portfolio has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Portfolio of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Trustees of the Trust, as required by Rule 17a-8(a) thereunder), or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and
(ii) the approval of the Board of Trustees of the Trust.

      m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Portfolio (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      n. Capitalization. Under the Trust Declaration of Trust, the Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share. All issued and outstanding shares of the Acquiring Portfolio are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. There are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Portfolio to issue any of its shares or securities convertible into its shares.

      o. Shares of the Acquiring Portfolio.

            i. The Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio and subsequently distributed by the Acquired Portfolio to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Portfolio will have any preemptive right of subscription or purchase in respect thereof.

            ii. At or prior to the Closing Date, the Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Portfolio presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

      a. Special Shareholders Meeting. The Acquired Portfolio agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

      b. Unaudited Financial Statements.

            i. The Acquired Portfolio hereby agrees to furnish or cause its agents to furnish to the Acquiring Portfolio, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Portfolio with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Portfolio (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

            ii. The Acquiring Portfolio hereby agrees to furnish or cause its agents to furnish to the Acquired Portfolio, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Portfolio with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Portfolio (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      c. Share Ledger Records of the Acquiring Portfolio. The Acquiring Portfolio agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Portfolio in connection with the distribution of Shares by the Acquired Portfolio to such shareholders in accordance with Section 2(d) hereof.

      d. Conduct of Business. The Acquired Portfolio and the Acquiring Portfolio each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      e. Termination of the Acquired Portfolio. The Trust, on behalf of the Acquired Portfolio, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Portfolio in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

      f. Filing of N-14 Registration Statement. The Trust, on behalf of the Acquiring Portfolio, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the

N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Portfolio and the Acquiring Portfolio agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

      g. Shares of the Acquiring Portfolio. The Acquired Portfolio will not sell or otherwise dispose of any of the Shares to be received by it from the Acquiring Portfolio in connection with the Reorganization, except in distribution to the shareholders of the Acquired Portfolio in accordance with the terms hereof.

      h. Tax Returns. The Acquired Portfolio and the Acquiring Portfolio each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Portfolio and the Acquired Portfolio agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

      i. Combined Proxy Statement and Prospectus Mailing. The Acquired Portfolio agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Portfolio) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

      j. Confirmation of Tax Basis. The Acquired Portfolio will deliver to the Acquiring Portfolio on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Portfolio hereunder.

      k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Portfolio shall deliver to the Acquiring Portfolio a list of the names and addresses of all of the shareholders of record of the Acquired Portfolio on the Closing Date and the number of shares of the Acquired Portfolio owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Trust, on behalf of the Acquired Portfolio.

6. CLOSING DATE

            The closing of the transactions contemplated by this Agreement shall be at the offices of Enterprise Accumulation Trust after the close of the New York Stock Exchange on , 2002, or at such other place, time and date agreed to by the Acquired Portfolio and the Acquiring Portfolio. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Portfolio shall cause such Assets to be transferred to the Acquiring Portfolio's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED PORTFOLIO

            The obligations of the Acquired Portfolio hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Portfolio only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Portfolio at any time in its sole discretion.

      a. Representations and Warranties. The representations and warranties of the Acquiring Portfolio made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

      b. Performance. The Acquiring Portfolio shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of the Trust, on behalf of the Acquiring Portfolio, including a majority of the Trustees who are not "interested persons" of the Trust as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Portfolio and (ii) the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of the Reorganization.

      e. Deliveries by the Acquiring Portfolio. At or prior to the Closing Date, the Acquiring Portfolio shall deliver to the Acquired Portfolio the following:

            i. a certificate, in form and substance reasonably satisfactory to the Acquired Portfolio, executed by the President (or a Vice President) of the Trust, on behalf of the Acquiring Portfolio, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

            ii. the unaudited financial statements of the Acquiring Portfolio required by Section 5(b)(ii) hereof; and

            iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquired Portfolio, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Portfolio in return solely for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Portfolio and the Acquiring Portfolio will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Portfolio as a result of the Asset transfer solely in return for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities or on the distribution of the Shares to the Acquired Portfolio shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Portfolio on the receipt of the Assets in return for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Portfolio on the receipt of Shares in return for their shares of the Acquired Portfolio; (v) in accordance with
      Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Portfolio will be the same as the tax basis of such Assets in the hands of the Acquired Portfolio immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Shares received by the shareholders of the Acquired Portfolio in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Portfolio surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Shares will be determined by including the period for which such shareholder held the shares of the Acquired Portfolio exchanged therefor, provided that the Acquired Portfolio shares were held as a capital asset;
      (viii) in accordance with Section 1223 of the Code, the Acquiring Portfolio's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Portfolio; and (ix) the taxable year of the Acquired Portfolio will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Portfolio will succeed to and take into account certain tax attributes of the Acquired Portfolio, such as earnings and profits, capital loss carryovers and method of accounting.

      f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Portfolio since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Portfolio's customary operating expenses, each in the ordinary course of business.

      g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Portfolio and its counsel, and the Acquired Portfolio and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Portfolio or its counsel may reasonably request.

      i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Portfolio or the Acquired Portfolio, contemplated by the Commission.

      j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Portfolio or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. Commission Orders or Interpretations. The Acquired Portfolio shall have received from the Commission such orders or interpretations as counsel to the Acquired Portfolio deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING PORTFOLIO

            The obligations of the Acquiring Portfolio hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Portfolio only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Portfolio at any time in its sole discretion.

      a. Representations and Warranties. The representations and warranties of the Acquired Portfolio made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

      b. Performance. The Acquired Portfolio shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of the Trust, on behalf of the Acquired Portfolio, including a majority of the Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Portfolio and (ii) the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of the Reorganization.

      e. Deliveries by the Acquired Portfolio. At or prior to the Closing Date, the Acquired Portfolio shall deliver to the Acquiring Portfolio the following:

            i. a certificate, in form and substance reasonably satisfactory to the Acquiring Portfolio, executed by the President (or a Vice President) of the Trust, on behalf of the Acquired Portfolio, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
      (d) and (f) have been fulfilled;

            ii. the unaudited financial statements of the Acquired Portfolio required by Section 5(b)(i) hereof; and

            iii. an opinion of PWC in form and substance reasonably satisfactory to the Acquiring Portfolio, with respect to the matters specified in
      Section 7(e)(iii) hereof.

      f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Portfolio since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Portfolio's customary operating expenses, each in the ordinary course of business. The Acquired Portfolio reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest.

      g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Portfolio and its counsel, and the Acquiring Portfolio and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Portfolio or its counsel may reasonably request.

      i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Portfolio or the Acquiring Portfolio, contemplated by the Commission.

      j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Portfolio or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. Commission Orders or Interpretations. The Acquiring Portfolio shall have received from the Commission such orders or interpretations as counsel to the Acquiring Portfolio, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

      l. Dividends. Prior to the Closing Date, the Acquired Portfolio shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

      a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Portfolio) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

            i. by the Acquired Portfolio or the Acquiring Portfolio if:

                  (1) the Board of Trustees of the Trust so agree in writing; or

                  (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

            ii. by the Acquired Portfolio if any condition of the Acquired Portfolio's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

            iii. by the Acquiring Portfolio if any condition of the Acquiring Portfolio's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

      b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Portfolio prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Portfolio promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

      c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Portfolio or the Acquiring Portfolio, or the Trust, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

      d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Portfolio or Acquiring Portfolio for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

            The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Portfolio nor the Acquiring Portfolio nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Portfolio or the Acquiring Portfolio, or of the Trust against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

      a. Obligations. Copies of the Trust Declaration of Trust are on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust on behalf of the Acquired Portfolio and on behalf of the Acquiring Portfolio.

      b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

      c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Portfolio or the Acquiring Portfolio, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

            If to the Acquired Portfolio, to:

            Enterprise Accumulation Trust
            Atlanta Financial Center
            3343 Peachtree Road, N.E., Suite 450
            Atlanta, Georgia 30326
            Attention: Catherine R. McClellan

            With a copy to:

            Shearman & Sterling
            599 Lexington Avenue
            New York, New York 10022
            Attention: Margery K. Neale, Esq.

            If to the Acquiring Portfolio, to:

            Enterprise Accumulation Trust
            Atlanta Financial Center
            3343 Peachtree Road, N.E., Suite 450
            Atlanta, Georgia 30326
            Attention: Catherine R. McClellan

            With a copy to:

            Shearman & Sterling
            599 Lexington Avenue
            New York, New York 10022
            Attention: Margery K. Neale, Esq.

      d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

      e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Portfolio pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Shares to be issued to the Acquired Portfolio shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

      f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of Georgia applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

      g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

      i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

      j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

      k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

            IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                         ENTERPRISE ACCUMULATION TRUST, ON
ATTEST:                                  BEHALF OF ENTERPRISE BALANCED PORTFOLIO

By:                                      By:
   ---------------------------------        ----------------------------------
Name:                                    Name:
Title:                                   Title:


                                         ENTERPRISE ACCUMULATION TRUST, ON
ATTEST:                                  BEHALF OF ENTERPRISE GROWTH PORTFOLIO

By:                                      By:
   ---------------------------------        ----------------------------------
Name:                                    Name:
Title:                                   Title:

                                                                      APPENDIX C

                      AGREEMENT AND PLAN OF REORGANIZATION

                             DATED AS OF    , 2003

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

1.    DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS..............1
      a.    Definitions......................................................1
      b.    Use of Defined Terms.............................................4
      c.    Sections and Exhibits............................................4
      d.    Miscellaneous Terms..............................................4
2.    THE REORGANIZATION(S)..................................................4
      a.    Transfer of Assets...............................................4
      b.    Assumption of Liabilities........................................5
      c.    Issuance and Valuation of Shares in the Reorganization...........5
      d.    Distribution of Shares to the Acquired Portfolio Shareholders....5
      e.    Interest; Proceeds...............................................5
      f.    Valuation Time...................................................5
      g.    Evidence of Transfer.............................................5
      h.    Termination......................................................5
      i.    Separate Agreements; Reorganizations Not Conditioned on One
            Another..........................................................5
3.    REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED PORTFOLIO...............6
      a.    Formation and Qualification......................................6
      b.    Licenses.........................................................6
      c.    Authority........................................................6
      d.    Financial Statements.............................................6
      e.    Annual and Semi-Annual Reports...................................6
      f.    Prospectus and Statement of Additional Information...............6
      g.    Litigation.......................................................6
      h.    Material Contracts...............................................7
      i.    No Conflict......................................................7
      j.    Undisclosed Liabilities..........................................7
      k.    Taxes............................................................7
      l.    Assets...........................................................7
      m.    Consents.........................................................7
      n.    N-14 Registration Statement......................................7
      o.    Capitalization...................................................7
      p.    Books and Records................................................8
4.    REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO..............8
      a.    Formation and Qualification......................................8
      b.    Licenses.........................................................8
      c.    Authority........................................................8
      d.    Financial Statements.............................................8
      e.    Annual and Semi-Annual Reports...................................8
      f.    Prospectus and Statement of Additional Information...............8
      g.    Litigation.......................................................9
      h.    Material Contracts...............................................9
      i.    No Conflict......................................................9
      j.    Undisclosed Liabilities..........................................9
      k.    Taxes............................................................9
      l.    Consents.........................................................9
      m.    N-14 Registration Statement......................................9
      n.    Capitalization...................................................9
      o.    Shares of the Acquiring Portfolio...............................10
5.    COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO.......10
      a.    Special Shareholders Meeting....................................10
      b.    Unaudited Financial Statements..................................10
      c.    Share Ledger Records of the Acquiring Portfolio.................10

      d.    Conduct of Business.............................................10
      e.    Termination of the Acquired Portfolio...........................10
      f.    Filing of N-14 Registration Statement...........................11
      g.    Shares of the Acquiring Portfolio...............................11
      h.    Tax Returns.....................................................11
      i.    Combined Proxy Statement and Prospectus Mailing.................11
      j.    Confirmation of Tax Basis.......................................11
      k.    Shareholder List................................................11
6.    CLOSING DATE..........................................................11
7.    CONDITIONS OF THE ACQUIRED PORTFOLIO..................................11
      a.    Representations and Warranties..................................12
      b.    Performance.....................................................12
      c.    Shareholder Approval............................................12
      d.    Approval of Board of Trustees...................................12
      e.    Deliveries by the Acquiring Portfolio...........................12
      f.    No Material Adverse Change......................................13
      g.    Absence of Litigation...........................................13
      h.    Proceedings and Documents.......................................13
      i.    N-14 Registration Statement.....................................13
      j.    Compliance with Laws; No Adverse Action or Decision.............13
      k.    Commission Orders or Interpretations............................13
8.    CONDITIONS OF THE ACQUIRING PORTFOLIO.................................13
      a.    Representations and Warranties..................................13
      b.    Performance.....................................................13
      c.    Shareholder Approval............................................14
      d.    Approval of Board of Trustees...................................14
      e.    Deliveries by the Acquired Portfolio............................14
      f.    No Material Adverse Change......................................14
      g.    Absence of Litigation...........................................14
      h.    Proceedings and Documents.......................................14
      i.    N-l4 Registration Statement.....................................14
      j.    Compliance with Laws; No Adverse Action or Decision.............14
      k.    Commission Orders or Interpretations............................15
      l.    Dividends.......................................................15
9.    TERMINATION, POSTPONEMENT AND WAIVERS.................................15
      a.    Termination of Agreement........................................15
      b.    Commission Order................................................15
      c.    Effect of Termination...........................................15
      d.    Waivers; Non-Material Changes...................................15
10.   SURVIVAL OF REPRESENTATIONS AND WARRANTIES............................16
11.   OTHER MATTERS.........................................................16
      a.    Obligations.....................................................16
      b.    Further Assurances..............................................16
      c.    Notices.........................................................16
      d.    Entire Agreement................................................17
      e.    Amendment.......................................................17
      f.    Governing Law...................................................17
      g.    Assignment......................................................17
      h.    Costs of the Reorganization.....................................17
      i.    Severability....................................................17
      j.    Headings........................................................17
      k.    Counterparts....................................................17

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ____ day of _________________ 2003, by and between each Acquired Portfolio (as defined herein) and the Acquiring Portfolio (as defined herein), each a separate investment portfolio of Enterprise Accumulation Trust (the "Trust").

                             PLAN OF REORGANIZATION

      WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between each Acquired Portfolio and the Acquiring Portfolio set forth below:

          Acquired Portfolio                            Acquiring Portfolio
          ------------------                            -------------------
Enterprise Emerging Countries Portfolio   Enterprise International Growth Portfolio
  (the "Emerging Countries Portfolio)       (the "International Growth Portfolio")
Enterprise Worldwide Growth Portfolio     International Growth Portfolio
  (the "Worldwide Growth Portfolio")

      WHEREAS, each Acquired Portfolio owns securities that generally are assets of the character in which the respective Acquiring Portfolio is permitted to invest;

      WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Portfolio's Assets (as defined herein), and assumption of that Acquired Portfolio's Assumed Liabilities (as defined herein), by the respective Acquiring Portfolio solely in exchange for an aggregate value of newly issued shares of beneficial interest, par value $.01 per share, of such Acquiring Portfolio (the "Shares"), equal to the net asset value of such Acquired Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Portfolio of such Shares to its shareholders in liquidation of the Acquired Portfolio, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

      WHEREAS, in the course of each Reorganization, each holder, if any, of shares of an Acquired Portfolio will be entitled to receive Shares of the Acquiring Portfolio on the Closing Date (as defined herein);

      WHEREAS, the aggregate net asset value of the Shares to be received by each shareholder of an Acquired Portfolio will equal the aggregate net asset value of the respective Acquired Portfolio shares owned by such shareholder as of the Valuation Time (as defined herein);

      WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

      WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                    AGREEMENT

      NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Portfolio and Acquiring Portfolio hereby agree as follows:

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

      a. Definitions. As used herein the following terms have the following respective meanings:

            "Acquired Portfolio" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Portfolio" shall refer to the Emerging Countries Portfolio in respect of the Emerging Countries Portfolio Reorganization, and the Worldwide Growth Portfolio in respect of the Worldwide Growth Portfolio Reorganization.

            "Acquiring Portfolio" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Portfolio" shall refer to the International Growth Portfolio in respect of the Emerging Countries Portfolio Reorganization and the Worldwide Growth Portfolio Reorganization.

            "Agreement" has the meaning ascribed thereto in the introduction hereof.

            "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of
      (i) the Emerging Countries Portfolio in the case of Emerging Countries Portfolio Reorganization, and (ii) the Worldwide Growth Portfolio in the case of the Worldwide Growth Portfolio Reorganization.

            "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the Emerging Countries Portfolio in the case of the Emerging Countries Portfolio Reorganization, and (ii) the Worldwide Growth Portfolio in the case of the Worldwide Growth Portfolio Reorganization.

            "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

            "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

            "Commission" shall mean the Securities and Exchange Commission."

            "Emerging Countries Portfolio" has the meaning ascribed thereto under the heading "Plans of Reorganization."

            "Emerging Countries Portfolio Reorganization" consists of (i) the acquisition of the Emerging Countries Portfolio's Assets, and assumption of the Emerging Countries Portfolio's Assumed Liabilities, by the International Growth Portfolio solely in exchange for an aggregate value of Shares of the International Growth Portfolio, equal to the net asset value of the Emerging Countries Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Emerging Countries Portfolio of such Shares to its shareholders in proportion to such shareholders' interest in the Emerging Countries Portfolio in liquidation of the Emerging Countries Portfolio.

            "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

            "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

            "International Growth Portfolio" has the meaning ascribed thereto under the heading "Plans of Reorganization."

            "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

            "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

            "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

            "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

            "Majority Shareholder Vote" shall mean the affirmative vote of a majority of the shares represented at the meeting of shareholders of the Acquired Portfolio and entitled to vote.

            "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on:
      (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

            "N-14 Registration Statement" has the meaning ascribed thereto in
      Section 3(n) hereof.

            "PWC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Trust.

            "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

            "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

            "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Emerging Countries Portfolio Reorganization and the Worldwide Growth Portfolio Reorganization, as the context requires.

            "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

            "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

            "Securities Act" shall mean the Securities Act of 1933, as amended.

            "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

            "Trust" shall refer to Enterprise Accumulation Trust.

            "Trust Declaration of Trust" shall mean the Declaration of Trust of the Trust, dated as of March 1, 1998, as amended to date.

            "Trust Prospectus" shall mean the prospectus relating to the Acquiring Portfolio and the Acquired Portfolio, dated May 1, 2002.

            "Trust Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Portfolio and the Acquired Portfolio, dated May 1, 2002.

            "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

            "Worldwide Growth Portfolio" has the meaning ascribed thereto under the heading "Plans of Reorganization."

            "Worldwide Growth Portfolio Reorganization" consists of (i) the acquisition of the Worldwide Growth Portfolio's Assets, and assumption of the Worldwide Growth Portfolio's Assumed Liabilities, by the International Growth Portfolio solely in exchange for an aggregate value of Shares of the International Growth Portfolio, equal to the net asset value of the Worldwide Growth Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Worldwide Growth Portfolio of such Shares to its shareholders in proportion to such shareholders' interest in the Worldwide Growth Portfolio in liquidation of the Worldwide Growth Portfolio.

      b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

      c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

      d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION(S)

      a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Portfolio, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Portfolio shall convey, transfer and deliver to the Acquiring Portfolio, and the Acquiring Portfolio shall purchase, acquire and accept from the Acquired Portfolio, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Portfolio (as to each Acquired Portfolio, such assets are collectively referred to herein as the "Assets").

      b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Portfolio, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Portfolio will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Portfolio then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Portfolio, such liabilities are collectively referred to herein as the "Assumed Liabilities").

      c. Issuance and Valuation of Shares in the Reorganization. Full Shares, and to the extent necessary, a fractional Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Portfolio hereunder, determined as hereinafter provided shall be issued by the Acquiring Portfolio to the Acquired Portfolio in exchange for such Assets. The net asset value of each of the Acquired Portfolio's Assets and the Acquiring Portfolio's Shares shall be determined in accordance with the procedures described in the Trust Prospectus and the Trust Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Portfolio in cooperation with the Acquired Portfolio.

      d. Distribution of Shares to the Acquired Portfolio Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Portfolio will distribute all Shares received by it from the Acquiring Portfolio in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Portfolio. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Portfolio in the amounts due the shareholders of the Acquired Portfolio based on their respective holdings in the Acquired Portfolio as of the Valuation Time.

      e. Interest; Proceeds. The Acquired Portfolio will pay or cause to be paid to the Acquiring Portfolio any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

      f. Valuation Time.

            i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on _____________ , 2002) or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

            ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      g. Evidence of Transfer. The Acquiring Portfolio and the Acquired Portfolio will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Portfolio.

      h. Termination. The Acquired Portfolio's existence as a separate investment portfolio of the Trust will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

      i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Emerging Countries Portfolio Reorganization and (ii) the Worldwide Growth Portfolio Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED PORTFOLIO

            The Acquired Portfolio represents and warrants to the Acquiring Portfolio as follows:

      a. Formation and Qualification. The Acquired Portfolio is a separate investment portfolio of Enterprise Accumulation Trust., a trust duly organized, validly existing and in good standing in conformity with the laws of Massachusetts, and the Acquired Portfolio has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

      b. Licenses. The Acquired Portfolio (or the Trust, on behalf of the Acquired Portfolio) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Portfolio. The Acquired Portfolio has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon the liquidation of the Acquired Portfolio.

      c. Authority. The Trust, on behalf of the Acquired Portfolio, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Portfolio and no other proceedings on the part of the Trust or the Acquired Portfolio are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Portfolio shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Trust, on behalf of the Acquired Portfolio, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Portfolio, this Agreement constitutes a legal, valid and binding obligation of the Acquired Portfolio enforceable against the Acquired Portfolio in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. Financial Statements. The Acquiring Portfolio has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Portfolio, each as of December 31, 2001, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. Annual and Semi-Annual Reports. The Acquiring Portfolio has been furnished with the Acquired Portfolio's Annual Report for the year ended December 31, 2001, and the Semi-Annual Report for the six months ended June 30, 2002 and the financial statements appearing therein fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. Prospectus and Statement of Additional Information. The Acquiring Portfolio has been furnished with the Trust Prospectus and the Trust Statement of Additional Information, and insofar as they relate to the Acquired Portfolio, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Portfolio, threatened against the Acquired Portfolio that could reasonably be expected to have a Material Adverse Effect on the Acquired Portfolio. The Acquired Portfolio is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Portfolio.

      h. Material Contracts. There are no material contracts outstanding to which the Trust, on behalf of the Acquired Portfolio, is a party that have not been disclosed in the N-14 Registration Statement, the Trust Prospectus or the Trust Statement of Additional Information.

      i. No Conflict. The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Portfolio, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Trust Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Trust, on behalf of the Acquired Portfolio, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Portfolio or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Portfolio.

      j. Undisclosed Liabilities. The Acquired Portfolio has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2002, and those incurred in connection with the Reorganization.

      k. Taxes. The Acquired Portfolio has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Portfolio has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. Assets. The Acquired Portfolio has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Portfolio is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Portfolio will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

      m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Portfolio of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Trustees of the Trust, as required by Rule 17a-8(a) thereunder) or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and (iii) the approval of the Board of Trustees of the Trust.

      n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Trust on behalf of the Acquiring Portfolio on Form N-14 relating to the Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Portfolio and the prospectus of the Acquiring Portfolio with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Portfolio (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      o. Capitalization. Under the Trust Declaration of Trust, the Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share. All issued and outstanding shares of the Acquired Portfolio are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights.

There are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Portfolio to issue any of its shares or securities convertible into its shares.

      p. Books and Records. The books and records of the Acquired Portfolio made available to the Acquiring Portfolio and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Portfolio.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

            The Acquiring Portfolio represents and warrants to the Acquired Portfolio as follows:

      a. Formation and Qualification. The Acquiring Portfolio is a separate investment portfolio of Enterprise Accumulation Trust, a trust duly organized, validly existing and in good standing in conformity with the laws of Massachusetts, and the Acquiring Portfolio has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

      b. Licenses. The Acquiring Portfolio (or the Trust on behalf of the Acquiring Portfolio) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Portfolio. The Acquiring Portfolio has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

      c. Authority. The Trust, on behalf of the Acquiring Portfolio, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Portfolio and no other proceedings on the part of the Acquiring Portfolio are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Trust, on behalf of the Acquiring Portfolio, and assuming due authorization, execution and delivery of this Agreement by the Acquired Portfolio, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Portfolio enforceable against the Acquiring Portfolio in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. Financial Statements. The Acquired Portfolio has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Portfolio, each as of December 31, 2001, said financial statements having been audited by PWC. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. Annual and Semi-Annual Reports. The Acquired Portfolio has been furnished with the Acquiring Portfolio's Annual Report for the year ended December 31, 2001 and the Semi-Annual Report for the six months ended June 30, 2002 and the financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. Prospectus and Statement of Additional Information. The Acquired Portfolio has been furnished with the Trust Prospectus and the Trust Statement of Additional Information, and insofar as they relate to the Acquiring Portfolio, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Portfolio, threatened against the Acquiring Portfolio that could reasonably be expected to have a Material Adverse Effect on the Acquiring Portfolio. The Acquiring Portfolio is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Portfolio.

      h. Material Contracts. There are no material contracts outstanding to which the Trust on behalf of the Acquiring Portfolio is a party that have not been disclosed in the N-14 Registration Statement, the Trust Prospectus or the Trust Statement of Additional Information.

      i. No Conflict. The execution and delivery of this Agreement by the Trust on behalf of the Acquiring Portfolio and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Trust Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Trust on behalf of the Acquiring Portfolio is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Portfolio or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Portfolio.

      j. Undisclosed Liabilities. The Acquiring Portfolio has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2002 and those incurred in connection with the Reorganization.

      k. Taxes. The Acquiring Portfolio has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Portfolio has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Portfolio of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Trustees of the Trust, as required by Rule 17a-8(a) thereunder), or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and
(ii) the approval of the Board of Trustees of the Trust.

      m. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Portfolio (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      n. Capitalization. Under the Trust Declaration of Trust, the Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share. All issued and outstanding shares of the Acquiring Portfolio are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. There are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Portfolio to issue any of its shares or securities convertible into its shares.

      o. Shares of the Acquiring Portfolio.

            i. The Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio and subsequently distributed by the Acquired Portfolio to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Portfolio will have any preemptive right of subscription or purchase in respect thereof.

            ii. At or prior to the Closing Date, the Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Portfolio presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

      a. Special Shareholders Meeting. The Acquired Portfolio agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

      b. Unaudited Financial Statements.

            i. The Acquired Portfolio hereby agrees to furnish or cause its agents to furnish to the Acquiring Portfolio, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Portfolio with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Portfolio (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

            ii. The Acquiring Portfolio hereby agrees to furnish or cause its agents to furnish to the Acquired Portfolio, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Portfolio with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Portfolio (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      c. Share Ledger Records of the Acquiring Portfolio. The Acquiring Portfolio agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Portfolio in connection with the distribution of Shares by the Acquired Portfolio to such shareholders in accordance with Section 2(d) hereof.

      d. Conduct of Business. The Acquired Portfolio and the Acquiring Portfolio each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      e. Termination of the Acquired Portfolio. The Trust, on behalf of the Acquired Portfolio, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Portfolio in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

      f. Filing of N-14 Registration Statement. The Trust, on behalf of the Acquiring Portfolio, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Portfolio and the Acquiring Portfolio agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

      g. Shares of the Acquiring Portfolio. The Acquired Portfolio will not sell or otherwise dispose of any of the Shares to be received by it from the Acquiring Portfolio in connection with the Reorganization, except in distribution to the shareholders of the Acquired Portfolio in accordance with the terms hereof.

      h. Tax Returns. The Acquired Portfolio and the Acquiring Portfolio each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Portfolio and the Acquired Portfolio agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

      i. Combined Proxy Statement and Prospectus Mailing. The Acquired Portfolio agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Portfolio) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

      j. Confirmation of Tax Basis. The Acquired Portfolio will deliver to the Acquiring Portfolio on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Portfolio hereunder. k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Portfolio shall deliver to the Acquiring Portfolio a list of the names and addresses of all of the shareholders of record of the Acquired Portfolio on the Closing Date and the number of shares of the Acquired Portfolio owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Trust on behalf of the Acquired Portfolio.

6. CLOSING DATE

            The closing of the transactions contemplated by this Agreement shall be at the offices of Enterprise Accumulation Trust after the close of the New York Stock Exchange on , 2002, or at such other place, time and date agreed to by the Acquired Portfolio and the Acquiring Portfolio. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Portfolio shall cause such Assets to be transferred to the Acquiring Portfolio's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED PORTFOLIO

            The obligations of the Acquired Portfolio hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Portfolio only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Portfolio at any time in its sole discretion.

      a. Representations and Warranties. The representations and warranties of the Acquiring Portfolio made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

      b. Performance. The Acquiring Portfolio shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of the Trust, on behalf of the Acquiring Portfolio, including a majority of the Trustees who are not "interested persons" of the Trust as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Portfolio and (ii) the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of the Reorganization.

      e. Deliveries by the Acquiring Portfolio. At or prior to the Closing Date, the Acquiring Portfolio shall deliver to the Acquired Portfolio the following:

                  i. a certificate, in form and substance reasonably
            satisfactory to the Acquired Portfolio, executed by the President (or a Vice President) of the Trust on behalf of the Acquiring Portfolio, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

                  ii. the unaudited financial statements of the Acquiring
            Portfolio required by Section 5(b)(ii) hereof; and

                  iii. an opinion of PWC, in form and substance reasonably
            satisfactory to the Acquired Portfolio, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Portfolio in return solely for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Portfolio and the Acquiring Portfolio will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Portfolio as a result of the Asset transfer solely in return for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities or on the distribution of the Shares to the Acquired Portfolio shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Portfolio on the receipt of the Assets in return for the Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Portfolio on the receipt of Shares in return for their shares of the Acquired Portfolio; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Portfolio will be the same as the tax basis of such Assets in the hands of the Acquired Portfolio immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Shares received by the shareholders of the Acquired Portfolio in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Portfolio surrendered in return therefor;
            (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Shares will be determined by including the period for which such shareholder held the shares of the Acquired Portfolio exchanged therefor, provided that the Acquired Portfolio shares were held as a capital asset; (viii) in accordance with
            Section 1223 of the Code, the Acquiring Portfolio's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Portfolio; and (ix) the taxable year of the Acquired Portfolio will end on the effective date of the

            Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Portfolio will succeed to and take into account certain tax attributes of the Acquired Portfolio, such as earnings and profits, capital loss carryovers and method of accounting.

      f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Portfolio since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Portfolio's customary operating expenses, each in the ordinary course of business.

      g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Portfolio and its counsel, and the Acquired Portfolio and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Portfolio or its counsel may reasonably request.

      i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Portfolio or the Acquired Portfolio, contemplated by the Commission.

      j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Portfolio or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. Commission Orders or Interpretations. The Acquired Portfolio shall have received from the Commission such orders or interpretations as counsel to the Acquired Portfolio deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING PORTFOLIO

            The obligations of the Acquiring Portfolio hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Portfolio only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Portfolio at any time in its sole discretion.

      a. Representations and Warranties. The representations and warranties of the Acquired Portfolio made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

      b. Performance. The Acquired Portfolio shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of the Trust, on behalf of the Acquired Portfolio, including a majority of the Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Portfolio and (ii) the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of the Reorganization.

      e. Deliveries by the Acquired Portfolio. At or prior to the Closing Date, the Acquired Portfolio shall deliver to the Acquiring Portfolio the following:

                  i. a certificate, in form and substance reasonably
            satisfactory to the Acquiring Portfolio, executed by the President (or a Vice President) of the Trust on behalf of the Acquired Portfolio, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

                  ii. the unaudited financial statements of the Acquired
            Portfolio required by Section 5(b)(i) hereof; and

                  iii. an opinion of PWC in form and substance reasonably
            satisfactory to the Acquiring Portfolio, with respect to the matters specified in Section 7(e)(iii) hereof.

      f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Portfolio since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Portfolio's customary operating expenses, each in the ordinary course of business. The Acquired Portfolio reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest.

      g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Portfolio and its counsel, and the Acquiring Portfolio and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Portfolio or its counsel may reasonably request.

      i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Portfolio or the Acquiring Portfolio, contemplated by the Commission.

      j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Portfolio or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. Commission Orders or Interpretations. The Acquiring Portfolio shall have received from the Commission such orders or interpretations as counsel to the Acquiring Portfolio, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

      l. Dividends. Prior to the Closing Date, the Acquired Portfolio shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

      a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Portfolio) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

                  i. by the Acquired Portfolio or the Acquiring Portfolio if:

                        (1) the Board of Trustees of the Trust so agree in
                  writing; or

                        (2) any Governmental Authority of competent jurisdiction
                  shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

                  ii. by the Acquired Portfolio if any condition of the Acquired
            Portfolio's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

                  iii. by the Acquiring Portfolio if any condition of the
            Acquiring Portfolio's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

      b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Shares to be issued by the Acquiring Portfolio to the Acquired Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Portfolio prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Portfolio promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

      c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Portfolio or the Acquiring Portfolio, or the Trust, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

      d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Portfolio or Acquiring Portfolio for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

      The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Portfolio nor the Acquiring Portfolio nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Portfolio or the Acquiring Portfolio, or of the Trust against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

      a. Obligations. Copies of the Trust Declaration of Trust are on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust on behalf of the Acquired Portfolio and on behalf of the Acquiring Portfolio.

      b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

      c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Portfolio or the Acquiring Portfolio, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

      If to the Acquired Portfolio, to:

            Enterprise Accumulation Trust
            Atlanta Financial Center
            3343 Peachtree Road,
            N.E. Suite 450
            Atlanta, Georgia 30326
            Attention: Catherine R. McClellan

      With a copy to:

            Shearman & Sterling
            599 Lexington Avenue
            New York, New York 10022
            Attention: Margery K. Neale, Esq.

      If to the Acquiring Portfolio, to:

            Enterprise Accumulation Trust
            Atlanta Financial Center
            3343 Peachtree Road,

            N.E. Suite 450
            Atlanta, Georgia 30326
            Attention: Catherine R. McClellan

      With a copy to:

            Shearman & Sterling
            599 Lexington Avenue
            New York, New York 10022
            Attention: Margery K. Neale, Esq.

      d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

      e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Portfolio pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Shares to be issued to the Acquired Portfolio shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

      f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of Georgia applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

      g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

      i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

      j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

      k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

            IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                         ENTERPRISE ACCUMULATION TRUST
                                         EMERGING COUNTRIES PORTFOLIO
                                         WORLDWIDE GROWTH PORTFOLIO
ATTEST:

By:                                      By:
   ---------------------------------        ----------------------------------
   Name:                                    Name:
   Title:                                   Title:


                                         ENTERPRISE ACCUMULATION TRUST
                                         INTERNATIONAL GROWTH PORTFOLIO

ATTEST:

By:                                      By:
   ---------------------------------        ----------------------------------
   Name:                                    Name:
   Title:                                   Title:

                          ENTERPRISE ACCUMULATION TRUST
          [NAME OF PORTFOLIO] [*PLEASE SEE ATTACHED EXPLANATORY NOTE.]
                            ATLANTA FINANCIAL CENTER
                      3343 PEACHTREE ROAD, N.E., SUITE 450
                                ATLANTA, GA 30326

TO PROVIDE VOTING INSTRUCTIONS BY TELEPHONE

1. Read the Prospectus and Proxy Statement and have the Voting Instruction Card below at hand.

2.    Call the toll free number on the Voting Instruction Card.

3. Enter the control number set forth on the Voting Instruction Card and follow the simple instructions.

TO PROVIDE VOTING INSTRUCTIONS BY INTERNET

1. Read the Prospectus and Prospectus Proxy Statement and have the Voting Instruction Card below at hand.

2.    Go to the Internet website on the Voting Instruction Card.

3. Enter the control number set forth on the Voting Instruction Card and follow the simple instructions.

                      STATEMENT OF ADDITIONAL INFORMATION
                          ENTERPRISE ACCUMULATION TRUST
                  Mid-Cap Growth Portfolio, Balanced Portfolio,
                          Emerging Countries Portfolio
                         and Worldwide Growth Portfolio

                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326
                                 1-800-432-4320

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus and Proxy Statement (the "Prospectus and Proxy Statement"), dated ____________, 2003, which has been filed with the Securities and Exchange Commission by Enterprise Accumulation Trust (the "Trust") with respect to the matters described in "General Information" below. Copies of the Prospectus and Proxy Statement may be obtained at no charge upon request by writing to MONY Group, Inc., Mail Drop 9-34, 1740 Broadway, New York, New York 10019 or by calling toll-free (1-800-487-6669). This Statement of Additional Information has been incorporated by reference into the Prospectus and Proxy Statement.

      Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus and Proxy Statement.

      Further information about the Managed Portfolio, Growth Portfolio and International Growth Portfolio (each, an "Acquiring Portfolio," and collectively, the "Acquiring Portfolios") and the Mid-Cap Growth Portfolio, Balanced Portfolio, Emerging Countries Portfolio and Worldwide Growth Portfolio (each, an "Acquired Portfolio," and collectively, the "Acquired Portfolios") is contained in the Trust's Prospectus and Statement of Additional Information, dated May 1, 2002, as supplemented, the Trust's Annual Report for the year ended December 31, 2001, and the Trust's Semi-Annual Report for the six months ended June 30, 2002.

      The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

      - The Statement of Additional Information of the Acquiring Portfolios and the Acquired Portfolios, dated May 1, 2002, as supplemented.

      - The Annual Report of the Acquiring Portfolios and the Acquired Portfolios for the year ended December 31, 2001.

      - The Semi-Annual Report of the Acquiring Portfolios and the Acquired Portfolios for the six months ended June 30, 2002.

      The date of this Statement of Additional Information is ___________, 2003.

      The Securities and Exchange Commission maintains a web site
(HTTP://WWW.SEC.GOV) that contains the prospectus and statement of additional information of the Portfolios, other material incorporated by reference and other information regarding the Portfolios.

                                TABLE OF CONTENTS

                                                                       Page

GENERAL INFORMATION.......................................................3

FINANCIAL STATEMENTS......................................................3

                               GENERAL INFORMATION

      The shareholders of each Acquired Portfolio are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each Acquired Portfolio and the respective Acquiring Portfolio set forth opposite its name:

ACQUIRED PORTFOLIO:                        ACQUIRING PORTFOLIO:
-------------------                        --------------------
Mid-Cap Growth Portfolio                   Managed Portfolio
Balanced Portfolio                         Growth Portfolio
Emerging Countries Portfolio               International Growth Portfolio
Worldwide Growth Portfolio                 International Growth Portfolio


      Each Plan provides for the acquisition by an Acquiring Portfolio of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Portfolio, solely in exchange for an equal aggregate value of newly issued shares of such Acquiring Portfolio. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, the Acquired Portfolio will distribute the shares of Acquiring Portfolios received in the Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

      The aggregate net asset value of the shares of Acquiring Portfolio will equal the aggregate net asset value of a shareholder's Acquired Portfolio shares. This means that a shareholder may end up with a different number of shares compared to the number originally held, but the total dollar value of the shares will be the same.

      A Joint Special Meeting of the Acquired Portfolios' shareholders to consider the Plans will be held at the offices of the Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 on _____________, 2002, at __ [p.m.], Eastern Time. The approximate mailing date of the Prospectus and Proxy Statement is _____________, 2002.

      For further information about the Reorganizations, see the Prospectus and Proxy Statement.

                              FINANCIAL STATEMENTS

      Pro forma financial statements relating to the Reorganizations are not included because the net asset value of each Acquired Portfolio does not exceed ten percent of the respective Acquiring Portfolio's net asset value as of _____________, 2002.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification

      Reference is made to the provisions of Article Five of the Registrant's Declaration of Trust, which is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 13, 1999.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)(a) Registrant's Charter [Declaration of Trust]. Incorporated herein by reference to Post- Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 13, 1999.

   (b) Amendment to Charter [Declaration of Trust]. Incorporated by reference to Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-21534), dated April 20, 2001.

   (c) Amendment to Charter [Declaration of Trust]. Establishment and Designation of Series of Shares of Beneficial Interest dated April 30, 2001, filed as Exhibit (a)(iii) to Post-Effective Amendment No. 28 dated April 22, 2002, to Registrant's Registration Statement on Form N1-A (Reg. No. 2-28097), is incorporated.

   (d) Amendment to Charter [Declaration of Trust]. Establishment and Designation of Series of Shares of Beneficial Interest dated November 15, 2001, filed as Exhibit (a)(iv) to Post-Effective Amendment No. 28 dated April 22, 2002, to Registrant's Registration Statement on Form N1-A (Reg. No. 2-28097), is incorporated.

(2) By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

(3)     Not applicable.

(4) Forms of Agreements and Plans of Reorganization are included in Part A to the Registration Statement on Form N-14.

(5)     Not Applicable.

(6)(a) Investment Adviser's Agreement between Registrant and Enterprise Capital Management, Inc. ("Enterprise Capital"). Incorporated by reference to Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-21534), dated April 20, 2001.

   (b) Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed February 21, 2001.

   (c) Growth and Income Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Retirement Systems Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

   (d) Government Securities Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on April 27, 2000.

   (e) Equity Income Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

   (f) Marsico Capital Management, LLC Portfolio Manager's Agreement among Enterprise Accumulation Trust. Enterprise Capital and Marsico Capital Management, LLC, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on February 21, 2001.

   (g) Small Company Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and William D. Witter, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

   (h) Small Company Value Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and GAMCO Investors, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

   (i) International Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and SSgA Funds Management, Inc. as sub- adviser, will be filed by amendment.

   (j) Global Financial Services Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Sanford C. Bernstein & Co., Inc. as sub- adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

   (k) High-Yield Bond Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Caywood-Scholl Capital Management as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

   (l) Multi-Cap Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 28, 1999.

   (m) Internet Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 28, 1999.

   (n) Balanced Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Montag & Caldwell, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on February 21, 2001.

   (o) Managed Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on February 21, 2001.

   (p) Mid-Cap Growth and Health Care Portfolio Manager's Agreement Among Enterprise Accumulation Trust, Enterprise Capital and Nicholas-Applegate Capital Management, as sub-adviser. Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on April 20, 2001.

   (q) Total Return Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital and Pacific Investment Management Company, LLC, as sub- adviser. Incorporated by reference to Post Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on October 31, 2001.

(7)     Not applicable.

(8)     Not applicable.

(9) Custody Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

(10)    Not Applicable.

(11) Opinion and Consent of Counsel, as to the legality of the securities being registered, is filed herewith.

(12) Opinion of PricewaterhouseCoopers LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus and proxy statement, will be filed by amendment.

(13)    Not Applicable.

(14) Consent of PricewaterhouseCoopers LLP, Auditors' consent is filed herewith.

(15)    Not Applicable.

(16) Powers of Attorney, Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

(17)(a) Form of Voting Instruction Card is incorporated herein.

    (b) Prospectus and Statement of Additional Information of the Registrant, dated May 1, 2002 is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on April 22, 2002.

    (c) Semi-Annual Report of Registrant, dated June 30, 2002, filed on Form N-30D of the Registrant (Reg. No. 811-05543) on August 26, 2002, is incorporated.

    (d) Annual Report of Registrant, dated December 31, 2001, filed on Form N-30D of the Registrant (Reg. No. 811-05543) on February 26, 2002, is incorporated.

    (e) Chairman's letter is filed herewith.

    (f) Questions and answers are filed herewith.

Item 17. Undertakings.

    (1) The undersigned Registrant agrees that prior to any public offering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

    (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Atlanta and State of Georgia, on the 18th day of December, 2003.


                                    ENTERPRISE ACCUMULATION TRUST
                                    (Registrant)

                                    By: /s/ Victor Ugolyn
                                        ------------------------------------
                                        Name:  Victor Ugolyn
                                        Title: Chairman, President and Chief
                                               Executive Officer

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

      Signature                     Title                   Date
      ---------                     -----                   ----
  /s/ Victor Ugolyn
--------------------------    Chairman, President and
      Victor Ugolyn           Chief Executive Officer


  /s/ Phillip G. Goff         Principal Financial and
--------------------------    Accounting Officer
      Phillip G. Goff


            *                 Director
--------------------------
      Arthur T. Dietz


            *                 Director
--------------------------
      Samuel J. Foti


            *                 Director
--------------------------
      Arthur Howell


            *                 Director
--------------------------
      Lonnie H. Pope


            *                 Director
--------------------------
  William A. Mitchell, Jr.


            *                 Director
--------------------------
      Michael I. Roth


By: /s/ Catherine R. McClellan                                 December 18, 2002
   ----------------------------------------
   Catherine R. McClellan, Attorney-in-Fact